Securities Act Registration No. 333- 189870

Investment Company Act Registration No. 811-22865

As filed with the Securities and Exchange Commission on October 17, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

X Pre-Effective Amendment No.1

☐ Post-Effective Amendment No.__

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

X Amendment No.1

(Check appropriate box or boxes.)

Forethought Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 317-223-2703

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

John O’Hanlon, Dechert LLP

200 Clarendon Street, Floor 27

Boston, MA 02116

617-728-7111 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT WMC Research Managed Risk Portfolio

FVIT Index Managed Risk Portfolio

FVIT Select Advisor Managed Risk Portfolio

Class II shares

Prospectus

October 17, 2013

Advised by:

Forethought Investment Advisors, LLC

300 North Meridian Street

Suite 1800

Indianapolis, Indiana 46204

1- 877-881-7735                                          www.Forethought.com

This Prospectus provides important information about the Portfolios that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO SUMMARY: FVIT American Funds® Managed RiskPortfolio
PORTFOLIO SUMMARY: FVIT Blackrock Global Allocation Managed Risk Portfolio
PORTFOLIO SUMMARY: FVIT WMC Research Managed Risk Portfolio
PORTFOLIO SUMMARY: FVIT Index Managed Risk Portfolio
PORTFOLIO SUMMARY: FVIT Select Advisor Managed Risk Portfolio
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
General Information about the Portfolios, Adviser and Sub-Adviser
Investment Objectives
Principal Investment Strategies
Principal Risks
Temporary Investments
Portfolio Holdings Disclosure
MANAGEMENT
Investment Adviser
Investment Adviser Portfolio Managers
Sub-Adviser
Sub-Adviser Portfolio Manager
HOW SHARES ARE PRICED
HOW TO PURCHASE AND REDEEM SHARES
TAX CONSEQUENCES
DIVIDENDS AND DISTRIBUTIONS
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES
DISTRIBUTION OF SHARES
Distributor
Distribution Fees
Additional Compensation to Financial Intermediaries
Householding
VOTING AND MEETINGS
FINANCIAL HIGHLIGHTS
Privacy Notice

PORTFOLIO SUMMARY: FVIT American Funds® Managed Risk Portfolio

Investment Objectives:  The Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table and the example do not include any fees or sales charges imposed by your variable insurance contract. If they were included, your costs would be higher. Please refer to your variable annuity or insurance contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Acquired Fund Fees and Expenses(1) (2)	0.39%
Total Annual Portfolio Operating Expenses	1.69%
Fee Waiver and/or Reimbursement(3)	(0.44)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.25%

(1)

Estimated for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)

The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.86% of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$127	$490

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs.  As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies:  The Portfolio is a “fund of funds,” which seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes in a combination of other mutual funds in the American Funds Insurance Series® (the “Underlying Funds”), offered by a different prospectus, while also seeking to manage portfolio volatility and provide downside risk management primarily through the use of direct investments in exchange-traded futures contracts. The Portfolio intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Portfolio invests in a mix of Underlying Funds that hold equity and fixed income securities.  The mix of Underlying Funds will vary with market conditions and the investment adviser’s assessment of the Underlying Funds’ relative attractiveness as investment opportunities.  Under normal circumstances, the adviser generally expects to invest approximately 65% of the Portfolio’s assets in equity-based Underlying Funds, and approximately 35% of the Portfolio’s assets in fixed income-based Underlying Funds, although the adviser may modify the target allocation from time to time.  Modifications in the allocations to the Underlying Funds are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market.  The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style.

The equity Underlying Funds’ investments will focus on investments in medium to large capitalization companies; however, their investments are not limited to a particular capitalization size. As a result of its investments in the Underlying Funds, the Portfolio indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds’ adviser or unrated but determined to be of equivalent quality by the Underlying Funds’ adviser). Such securities are sometimes referred to as “junk bonds.”

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser, Milliman Financial Risk Management LLC (“Milliman”), to execute a managed risk strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments to reduce the downside risk of the majority of the Portfolio's securities. These hedge instruments may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy.  The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's positions. These instruments are selected based on Milliman’s analysis of the relation of various equity indexes to the overall exposure of the Portfolio. In addition, Milliman will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions.  The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure.

During periods of rising security prices, the amount of futures contracts increases over time to preserve gains on the Portfolio's positions and exposures. During a market decline, the Portfolio’s adviser expects that the value of the Portfolio's positions and exposures will decrease while the futures contracts will increase in value. Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no long or short positions in any futures contracts.

Milliman will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the Portfolio. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging strategy to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the Portfolio’s net economic exposure to equity securities. The Portfolio’s investment in exchange-traded futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of the Underlying Funds, or to those of unhedged funds in general.

The adviser utilizes a “manager of managers” structure in which the adviser retains sub-advisers to select investments for the Portfolio.  The Portfolio and the adviser were granted an exemptive order from the Securities and Exchange Commission (the “Manager of Managers Order”) that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolio’s shareholders will receive information about the new sub-advisory relationship.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Funds, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.  The following is a summary description of principal risks of investing in the Portfolio.

▪

Asset Allocation:  The Portfolio’s percentage allocations to Underlying Funds that hold equity and debt securities could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Derivatives Risk:   The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

o

Futures:  A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

o

Hedging:  Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives in certain rising market conditions.

▪

Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation for investors to evaluate.

▪

Management Risk:  Investments in Underlying Funds that are actively selected by the adviser, and the strategies employed by the sub-adviser, may not produce the desired results, and may result in losses to the Portfolio.

▪

Market Risk:  Overall securities market risks may affect the value of individual Underlying Funds.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Medium Sized Company Risk: Investments in Underlying Funds that own medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

▪

Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

▪

Portfolio Structure: The Portfolio invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding an Underlying Fund directly would incur lower overall expenses but would not receive the benefit of the adviser’s active management of the Portfolio or the specific managed risk strategy offered in this Portfolio.

▪

Short Positions:  Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

▪

Underlying Fund Risks:  Because the Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund. For this reason, it is important to understand that the risks associated with investing in the Portfolio include the risks of investing in each Underlying Fund.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Investment Adviser:  Forethought Investment Advisors, LLC.

Investment Adviser Portfolio Managers:  Eric Todd, CFA, President of the adviser, and Cameron Jeffreys, CFA Vice President and Senior Research Analyst of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2013.

Sub-Adviser:  Milliman Financial Risk Management LLC

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, FRM is the Portfolio Manager of the sub-adviser and has served as a portfolio manager since the Portfolio commenced operations in 2013.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company.  You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate account for your benefit and the benefit of other purchasers.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information:  It is the Portfolio's intention to distribute income and gains to the separate accounts.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Other Financial Intermediaries:  The Portfolio or the adviser may pay an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY: FVIT BlackRock Global Allocation Managed Risk Portfolio

Investment Objectives:  The Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table and the example do not include any fees or sales charges imposed by your variable insurance contract. If they were included, your costs would be higher. Please refer to your variable annuity or insurance contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Acquired Fund Fees and Expenses(2)	0.73%
Total Annual Portfolio Operating Expenses	2.03%
Fee Waiver and/or Reimbursement(3)	(0.73)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.30%

(1)

Estimated for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)

The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.57% of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursements is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
1 Year	3 Years
$132	$566

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs.  As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies:  The Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the BlackRock Global Allocation V.I. Fund (the “Underlying Fund”), which is offered by a different prospectus, while seeking to manage portfolio volatility and provide downside risk management primarily through the use of direct investments in exchange-traded futures contracts.

The Underlying Fund has a fully managed investment policy utilizing domestic and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Generally, the Underlying Fund’s portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund’s management believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, loan assignments and loan participations. In addition, the Underlying Fund may invest up to 35% of its total assets in “junk bonds,” corporate loans and distressed securities. The Underlying Fund may also invest in Real Estate Investment Trusts (“REITs”) and securities related to real assets (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by REITS or companies that mine precious metals.

When choosing investments, the Underlying Fund’s management considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Underlying Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Underlying Fund has no geographic limits on where it may invest. This flexibility allows the Underlying Fund’s management to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Underlying Fund’s objective. The Underlying Fund may invest in the securities of companies of any market capitalization.

Generally, the Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the Underlying Fund’s management expects these investments to outperform U.S. securities. When choosing investment markets, the Underlying Fund’s management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits as part of the Underlying Fund’s investment strategy. The Underlying Fund will also invest in non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the Underlying Fund’s management team’s outlook.

The Underlying Fund’s composite Reference Benchmark has at all times since the Underlying Fund’s formation included a 40% weighting in non-US securities. The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World (ex US) Index; 24% BofA Merrill Lynch Current 5-year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index. Throughout its history, the Underlying Fund has maintained a weighting in non-US securities, often exceeding the 40% Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Underlying Fund will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by its adviser, in which case the Underlying Fund would invest at least 30%) — of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers which primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Underlying Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Underlying Fund will allocate its assets among various regions and countries including the United States (but in no less than three different countries). For temporary defensive purposes the Underlying Fund may deviate very substantially from the allocation described above.

The Underlying Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Underlying Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Underlying Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in a wholly owned subsidiary of the Underlying Fund formed in the Cayman Islands (the “Subsidiary”), which invests primarily in commodity-related instruments.

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser, Milliman Financial Risk Management LLC (“Milliman”), to execute a managed risk strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments to reduce the downside risk of the majority of the Portfolio's securities. These hedge instruments may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy.  The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's positions. These instruments are selected based on Milliman’s analysis of the relation of various equity indexes to the overall exposure of the Portfolio. In addition, Milliman will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions.  The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure.

During periods of rising security prices, the amount of futures contracts increases over time to preserve gains on the Portfolio's positions and exposures. During a market decline, the Portfolio’s adviser expects that the value of the Portfolio's positions and exposures will decrease while the futures contracts will increase in value. Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no long or short positions in any futures contracts.

Milliman will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the Portfolio. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging strategy to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the Portfolio’s net economic exposure to equity securities. The Portfolio’s investment in exchange-traded futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of the Underlying Fund, or to those of unhedged funds in general.

The adviser utilizes a “manager of managers” structure in which the adviser retains sub-advisers to select investments for the Portfolio.  The Portfolio and the adviser were granted an exemptive order from have requested that the Securities and Exchange Commission grant an exemptive order (the “Manager of Managers Order”) that would allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolio’s shareholders will receive information about the new sub-advisory relationship.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Fund, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.  The following is a summary description of principal risks of investing in the Portfolio.

▪

Asset Allocation:  The Underlying Funds’ percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

▪

Commodities Related Investments Risks: Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities.  The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, ﬂoods, weather, embargoes, tariffs and international economic, political and regulatory developments.

▪

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

▪

Corporate Loans Risk:  Commercial banks and other ﬁnancial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a ﬁxed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

▪

Credit Risk:  Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.

▪

Derivatives Risk:  The Underlying Fund’s use of derivatives may reduce the Underlying Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Underlying Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Underlying Fund to sell or otherwise close a derivatives position could expose the Underlying Fund to losses and could make derivatives more difficult for the Underlying Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Underlying Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

o

Futures:   A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

o

Hedging:  Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives in certain rising market conditions.

▪

Distressed Securities Risk:  Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Underlying Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Underlying Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

▪

Emerging Markets Risk:   Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

▪

Equity Securities Risk:  Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

▪

Leverage Risk: Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Underlying Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Underlying Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Underlying Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Underlying Fund’s portfolio will be magnified when the Underlying Fund uses leverage.

▪

Limited History of Operation:  The Portfolio has a limited history of operation for investors to evaluate.

▪

Management Risk:  Investments in Underlying Fund, and the strategies employed by the sub-adviser, may not produce the desired results, and may result in losses to the Portfolio.

▪

Market Risk:  Overall securities market risks may affect the value of individual Underlying Funds.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Mid Cap Securities Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

▪

Non-Diversification Risk: The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

▪

Portfolio Structure: The Portfolio invests in an Underlying Fund and incurs expenses related to the Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding the Underlying Fund directly would incur lower overall expenses but would not receive the benefit of the specific managed risk strategy offered in this Portfolio.

▪

Precious Metal Related Securities Risk:  Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

▪

Real Estate Related Securities Risk:  The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Underlying Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Underlying Fund will be particularly subject to the risks associated with that area or property type.

▪

REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

▪

Short Positions:  Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

▪

Small Cap and Emerging Growth Securities Risk:  Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

▪

Sovereign Debt Risk:  Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

▪

Structured Notes Risk:  Structured notes and other related instruments purchased by the Underlying Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Underlying Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

▪

Subsidiary Risk:  By investing in the Subsidiary, the Underlying Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by the same adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in its registration statement and could adversely affect the Portfolio and the Underlying Fund.

▪

Underlying Fund Risks:  Because the Portfolio’s investments include shares of the Underlying Fund, the Portfolio’s risks include the risks of the Underlying Fund. For this reason, it is important to understand that the risks associated with investing in the Portfolio include the risks of investing in the Underlying Fund.

▪

Warrants Risk:  If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Underlying Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Investment Adviser:  Forethought Investment Advisors, LLC

Investment Adviser Portfolio Managers:  Eric Todd, CFA, President of the adviser, and Cameron Jeffreys, CFA, Vice President and Senior Research Analyst of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2013.

Sub-Adviser:  Milliman Financial Risk Management LLC

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, FRM is the Portfolio Manager of the sub-adviser and has served as a portfolio manager since the Portfolio commenced operations in 2013.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute income and gains to the separate accounts.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Other Financial Intermediaries:  The Portfolio or the adviser may pay an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY: FVIT WMC Research Managed Risk Portfolio

Investment Objectives:  The Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table and the example do not include any fees or sales charges imposed by your variable insurance contract. If they were included, your costs would be higher. Please refer to your variable annuity or insurance contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Total Annual Portfolio Operating Expenses	1.25%
Fee Waiver and/or Reimbursement(2)	(0.05)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.20%

(1)

Estimated for the current fiscal year.

(2)

The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 1.20% of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years

$122	$392

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs.  As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies:  The Portfolio is managed in a balanced investment strategy in which the adviser allocates the assets of the Portfolio to investment strategies managed by sub-advisers.  Wellington Management Company, LLP (“Wellington Management ”) manages an equity strategy and a fixed income strategy (collectively referred to as the “Wellington Management Allocation”).  Milliman Financial Risk Management LLC (“Milliman”) manages the Portfolio’s investments in futures and other derivatives to seek to manage the risk characteristics of the overall Portfolio.

The adviser seeks to achieve the Portfolio’s investment objective by allocating, under normal circumstances, at least 80% of the Portfolio’s net assets to the Wellington Management Allocation. Under normal circumstances, the adviser generally expects to allocate approximately 65% of the Wellington Management Allocation to the equity strategy, and approximately 35% of the Wellington Management Allocation to the fixed income strategy, although the adviser may modify the target allocation from time to time.

Wellington Management’s equity strategy seeks to provide long-term total returns by investing primarily in equity securities of U.S. companies and, to a lesser extent, foreign companies.  In managing the equity strategy, Wellington Management will allocate the Portfolio’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington Management’s team of global industry analysts. The Portfolio will typically seek to maintain representation in each major industry represented in the S&P 500 Index. Wellington Management may invest up to 15% of the Portfolio’s net assets allocated to the equity strategy in securities of foreign issuers and non-dollar securities .

In analyzing a prospective investment for its equity strategy, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

Wellington Management’s fixed income strategy seeks to provide long-term total returns by investing in a broad range of high-quality U.S. fixed income securities.  The investment universe primarily includes U.S. government and agency securities, mortgage and structured finance securities, and investment-grade U.S. dollar-denominated corporate and sovereign securities.  The fixed income strategy does not invest in below investment grade securities or securities denominated in foreign currencies.  The fixed income strategy may invest in fixed income-related derivatives, including, but not limited to futures contracts, forward transactions and swap agreements.

The Portfolio's adviser seeks to reduce return volatility by employing Milliman to execute a managed risk strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments to reduce the downside risk of the majority of the Portfolio's securities. These hedge instruments may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy.  The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's positions. These instruments are selected based on Milliman’s analysis of the relation of various equity indexes to the Portfolio’s holdings. In addition, Milliman will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions.  The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure.

During periods of rising security prices, the amount of futures contracts increases over time to preserve gains on the Portfolio's positions. It is anticipated that during a market decline, gains on the Portfolio’s futures positions will help offset losses in the value of the Portfolio’s securities. Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no long or short positions in any futures contracts.

Milliman will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the Portfolio. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging strategy to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the Portfolio’s net economic exposure to equity securities. The Portfolio’s investment in exchange-traded futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of equity and fixed income securities, or to those of unhedged funds in general.

The adviser utilizes a “manager of managers” structure in which the adviser retains sub-advisers to select investments for the Portfolio.  The Portfolio and the adviser were granted an exemptive order from have requested that the Securities and Exchange Commission grant an exemptive order (the “Manager of Managers Order”) that would allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolio’s shareholders will receive information about the new sub-advisory relationship.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.  The following is a summary description of principal risks of investing in the Portfolio.

▪

Asset Allocation:  The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Derivatives Risk:  The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

o

Futures:  A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

▪

Hedging:  Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the

☐

securities or indexes they are intended to

o

hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the equity and fixed income securities in certain rising market conditions.

▪

Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

▪

Fixed Income Risk:   The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Limited History of Operation:  The Portfolio has a limited history of operation for investors to evaluate.

▪

Management Risk:  The strategies employed by the Portfolio’s sub-advisers may not produce the desired results, and may result in losses to the Portfolio.

▪

Market Risk:  Overall securities market risks may affect the value of individual equity and fixed income securities.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Short Positions:  Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Investment Adviser:  Forethought Investment Advisors, LLC

Investment Adviser Portfolio Managers:  Eric Todd, CFA, President of the adviser, and Cameron Jeffreys, CFA, Vice President and Senior Research Analyst of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2013.

Sub-Adviser:  Wellington Management Company, LLP

Sub-Adviser Portfolio Managers:  Cheryl M. Duckworth, CFA, Managing Director and Associate Director of Global Industry Research affiliated with Wellington Management and located outside the U.S., supervises and coordinates a team of global industry analysts that manage the equity portion of the Wellington Management Allocation and has served in this capacity for the Portfolio since its inception in 2013. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

Mark D. Mandel, CFA, Senior Vice President and Director of Global Industry Research of Wellington Management, supervises a team of global industry analysts that manage the equity portion of the Wellington Management Allocation and has served in this capacity for the Portfolio since its inception in 2013. Mr. Mandel is not involved in the day-to-day management of the Portfolio. Mr. Mandel joined Wellington Management as an investment professional in 1994.

Michael E. Stack, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income portion of the Wellington Management Allocation since its inception in 2013.  Mr. Stack joined Wellington Management as an investment professional in 2000.

Glen M. Goldman, Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income portion of the Wellington Management Allocation since its inception in 2013.  Mr. Goldman joined Wellington Management as an investment professional in 2007.

Sub-Adviser:  Milliman Financial Risk Management LLC

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, FRM is the Portfolio Manager of the sub-adviser and has served as a portfolio manager since the Portfolio commenced operations in 2013.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute income and gains to the separate accounts.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Other Financial Intermediaries:  The Portfolio or the adviser may pay an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY: FVIT Index Managed Risk Portfolio

Investment Objectives:  The Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table and the example do not include any fees or sales charges imposed by your variable insurance contract. If they were included, your costs would be higher. Please refer to your variable annuity or insurance contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Acquired Fund Fees and Expenses(2)	0.14%
Total Annual Portfolio Operating Expenses	1.09%
Fee Waiver and/or Reimbursement(3)	(0.04)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.05%

(1)

Estimated for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)

The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.91% of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$343	$107

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs.  As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies:  The Portfolio is a “fund of funds,” which seeks to achieve its objective by investing in a combination of unaffiliated Exchange Traded Funds (“ETFs”) and/or unaffiliated mutual funds (collectively, the “Underlying Funds”) offered through a different prospectus, while seeking to manage portfolio volatility and provide downside risk management primarily through the use of direct investments in exchange traded future contracts. The Portfolio has a policy to invest, under normal circumstances, at least 80% of the value of its net assets in Underlying Funds that seek to track the performance of a particular securities index. The Portfolio intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Portfolio invests in a mix of Underlying Funds that hold equity and fixed income securities.  The mix of Underlying Funds will vary with market conditions and the investment adviser’s assessment of the Underlying Funds’ relative attractiveness as investment opportunities.  Under normal circumstances, the adviser generally expects to invest approximately 55% of the Portfolio’s assets in equity-based Underlying Funds, and approximately 45% of the Portfolio’s assets in fixed income-based Underlying Funds, although the adviser may modify the target allocation from time to time.  Modifications in the allocations to the Underlying Funds are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market.  The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style.

The Underlying Funds’ investments will focus on investments in securities listed on domestic and foreign equity indices with growth and value styles, with a smaller percentage of assets allocated to domestic fixed income indices including U.S. treasuries, mortgage-backed securities and inflation-indexed indices. An Underlying Fund may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region.  As a result of its investments in the Underlying Funds, the Portfolio indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds’ adviser or unrated but determined to be of equivalent quality by the Underlying Funds’ adviser). Such securities are sometimes referred to as “junk bonds.”

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser, Milliman Financial Risk Management LLC (“Milliman”), to execute a managed risk strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments to reduce the downside risk of the majority of the Portfolio's securities. These hedge instruments may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy.  The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's positions. These instruments are selected based on Milliman’s analysis of the relation of various equity indexes to the overall exposure of the Portfolio. In addition, Milliman will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions.  The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure.

During periods of rising security prices, the amount of futures contracts increases over time to preserve gains on the Portfolio's positions and exposures. During a market decline, the Portfolio’s adviser expects that the value of the Portfolio's positions and exposures will decrease while the futures contracts will increase in value. Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no long or short positions in any futures contracts.

Milliman will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the Portfolio. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging strategy to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the Portfolio’s net economic exposure to equity securities. The Portfolio’s investment in exchange-traded futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of the Underlying Funds, or to those of unhedged funds in general.

The adviser utilizes a “manager of managers” structure in which the adviser retains sub-advisers to select investments for the Portfolio.  The Portfolio and the adviser were granted an exemptive order from have requested that the Securities and Exchange Commission grant an exemptive order (the “Manager of Managers Order”) that would allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolio’s shareholders will receive information about the new sub-advisory relationship.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Funds, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.  The following is a summary description of principal risks of investing in the Portfolio.

▪

Asset Allocation:  The Underlying Funds’ percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Derivatives Risk:   The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

o

Futures:   A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

o

Hedging:   Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives in certain rising market conditions.

▪

Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

▪

ETF Risk:   ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance.

▪

Fixed Income Risk:   The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Growth Stock Risk: Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation for investors to evaluate.

▪

Management Risk:  Investments in Underlying Funds that are actively selected by the adviser, and the strategies employed by the sub-adviser, may not produce the desired results, and may result in losses to the Portfolio.

▪

Market Risk:  Overall securities market risks may affect the value of individual Underlying Funds.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

▪

Portfolio Structure: The Portfolio invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding an Underlying Fund directly would incur lower overall expenses but would not receive the benefit of the adviser’s active management of the Portfolio or the specific managed risk strategy offered in this Portfolio.

▪

Short Positions:  Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

▪

Underlying Fund Risks:  Because the Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund. For this reason, it is important to understand the risks associated with investing both in the Portfolio include the risks of investing in each Underlying Fund.  The Underlying Funds in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

▪

Value Stock Risk: Value stocks involve the risk that they may never reach what the Underlying Fund manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio’s performance may sometimes be lower or higher than that of other types of mutual funds (such as those emphasizing growth stocks).

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Investment Adviser:  Forethought Investment Advisors, LLC

Investment Adviser Portfolio Managers:  Eric Todd, CFA, President of the adviser, and Cameron Jeffreys, CFA, Vice President and Senior Research Analyst of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2013.

Sub-Adviser:  Milliman Financial Risk Management LLC

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, FRM is the Portfolio Manager of the sub-adviser and has served as a portfolio manager since the Portfolio commenced operations in 2013.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute income and gains to the separate accounts.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Other Financial Intermediaries:  The Portfolio or the adviser may pay an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PORTFOLIO SUMMARY: FVIT Select Advisor Managed Risk Portfolio

Investment Objectives:   The Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.

Fees and Expenses of the Portfolio:   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table and the example do not include any fees or sales charges imposed by your variable insurance contract. If they were included, your costs would be higher. Please refer to your variable annuity or insurance contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Acquired Fund Fees and Expenses(2)	0.62%
Total Annual Portfolio Operating Expenses	1.92%
Fee Waiver and/or Reimbursement(3)	(0.67)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.25%

(1)

Estimated for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)

The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.63% of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$127	$538

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs.  As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies:  The Portfolio is a “fund of funds,” which seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in a combination of several unaffiliated mutual funds and unaffiliated exchange-traded funds (“ETFs”), which include but are not limited to funds of American Century Investments Variable Portfolios, Inc., American Century Variable Portfolios II, Inc., AIM Variable Insurance Funds (offered by Invesco), Putnam Variable Trust, PIMCO Equity Series VIT, PIMCO Variable Insurance Trust, MFS® Variable Insurance Trust and MFS® Variable Insurance Trust II (collectively, the “Underlying Funds”) offered by different prospectuses, while seeking to manage portfolio volatility and provide downside risk management primarily through the use of direct investments in exchange traded futures contracts. The Portfolio intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Portfolio invests in a mix of Underlying Funds that hold equity and fixed income securities.  The mix of Underlying Funds will vary with market conditions and the investment adviser’s assessment of the Underlying Funds’ relative attractiveness as investment opportunities.  Under normal circumstances, the adviser generally expects to invest approximately 75% of the Portfolio’s assets in equity-based Underlying Funds, and approximately 25% of the Portfolio’s assets in fixed income-based Underlying Funds, although the adviser may modify the target allocation from time to time. The Underlying Funds may include up to 20% in unaffiliated ETFs. Modifications in the allocations to the Underlying Funds are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market.  The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style.

The Underlying Funds’ investments will focus on investments in medium to large capitalization companies; however, its investments are not limited to a particular capitalization size. As a result of its investments in the Underlying Funds, the Portfolio indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds’ adviser or unrated but determined to be of equivalent quality by the Underlying Funds’ adviser). Such securities are sometimes referred to as “junk bonds.”

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser, Milliman Financial Risk Management LLC (“Milliman”), to execute a managed risk strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments to reduce the downside risk of the majority of the Portfolio's securities. These hedge instruments may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy.  The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's positions. These instruments are selected based on Milliman’s analysis of the relation of various equity indexes to the overall exposure of the Portfolio. In addition, Milliman will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions.  The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure.

During periods of rising security prices, the amount of futures contracts increases over time to preserve gains on the Portfolio's positions and exposures. During a market decline, the Portfolio’s adviser expects that the value of the Portfolio's positions and exposures will decrease while the futures contracts will increase in value. Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no long or short positions in any futures contracts.

Milliman will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the Portfolio. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging strategy to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the Portfolio’s net economic exposure to equity securities. The Portfolio’s investment in exchange-traded futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of the Underlying Funds, or to those of unhedged funds in general.

The adviser utilizes a “manager of managers” structure in which the adviser retains sub-advisers to select investments for the Portfolio.  The Portfolio and the adviser were granted an exemptive order from have requested that the Securities and Exchange Commission grant an exemptive order (the “Manager of Managers Order”) that would allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolio’s shareholders will receive information about the new sub-advisory relationship.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Funds, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.  The following is a summary description of principal risks of investing in the Portfolio.

▪

Asset Allocation:  The Underlying Funds’ percentage allocations to equity and debt securities could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Derivatives Risk:   The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

o

Futures:  A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

o

Hedging:  Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives in certain rising market conditions.

▪

Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

▪

ETF Risk:   ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance.

▪

Fixed Income Risk:   The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation for investors to evaluate.

▪

Management Risk:  Investments in Underlying Funds that are actively selected by the adviser, and the strategies employed by the sub-adviser, may not produce the desired results, and may result in losses to the Portfolio.

▪

Market Risk:  Overall securities market risks may affect the value of individual Underlying Funds.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Medium Sized Company Risk: Investments in Underlying Funds that own medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

▪

Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

▪

Portfolio Structure: The Portfolio invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding an Underlying Fund directly would incur lower overall expenses but would not receive the benefit of the adviser’s active management of the Portfolio or the specific managed risk strategy offered in this Portfolio.

▪

Short Positions:  Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

▪

Underlying Fund Risks:  Because the Portfolio’s investments include shares off Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund. For this reason, it is important to understand that the risks associated with investing in the Portfolio include the risks of investing in each Underlying Fund.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Investment Adviser:  Forethought Investment Advisors, LLC

Investment Adviser Portfolio Managers:  Eric Todd, CFA, President of the adviser, and Cameron Jeffreys, CFA, Vice President and Senior Research Analyst of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2013.

Sub-Adviser:  Milliman Financial Risk Management LLC

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, FRM is the Portfolio Manager of the sub-adviser and has served as a portfolio manager since the Portfolio commenced operations in 2013.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute income and gains to the separate accounts.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Other Financial Intermediaries:  The Portfolio or the adviser may pay an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolios, adviser and sub-advisers.

This Prospectus describes five Portfolios, each a series of Forethought Variable Insurance Trust, a Delaware statutory trust (the "Trust").  Forethought Investment Advisors, LLC serves as each Portfolio's investment adviser.  Milliman Financial Risk Management LLC serves as sub-adviser to the Portfolios.  Wellington Management Company, LLP serves as sub-adviser to the FVIT WMC Research Managed Risk Portfolio. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by the separate accounts of Forethought Life Insurance Company (FLIC).

Individual variable annuity contract holders are not "shareholders" of each Portfolio. FLIC and its separate accounts are the shareholders or investors, although it will pass through voting rights to its variable annuity contract policy holders.  Shares of the Portfolios are not offered directly to the general public.

Each Portfolio has its own distinct investment objective, strategies and risks.  The adviser, under the supervision of the Board of Trustees, is responsible for constructing and monitoring each Portfolio's investments to be consistent with the investment objective and principal investment strategies of each Portfolio.  Each Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objective and style.  The potential risks and returns of a Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

INVESTMENT OBJECTIVES

Each Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.  The Portfolios’ investment objectives are non-fundamental policies and may be changed without shareholder approval by the Portfolios’ Board of Trustees upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Investment Adviser's Investment Process

The Portfolios' adviser makes asset allocation decisions by identifying the long term trends and changes that could benefit particular asset classes, investment styles, and/or markets relative to other classes, styles, and markets. The adviser will consider a variety of factors when selecting asset classes, styles, and markets, for example the rate of economic growth, relative valuation, capital recovery risk, dividend yields, interest rate levels, and the social and political environment.  The adviser will allocate assets to “junk” bonds, corporate loans and distressed securities only when it believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities.  However, there can be no assurance that the Portfolios will generally achieve these returns.

Investment portfolios are rebalanced periodically, under the direction of the adviser's portfolio managers.   Although investment portfolios are rebalanced periodically, the adviser monitors the asset allocation models regularly.  The adviser reviews each Portfolio's performance by means of comparison to standard indices, which may be changed from time to time.  From time to time, due to market conditions or other warranting conditions in the judgment of the portfolio managers, investment percentages may be adjusted or investments may be added, removed, or substituted.

The adviser implements asset allocation decisions for the FVIT American Funds® Managed Risk Portfolio by allocating assets to various series of the American Funds Insurance Series® Funds and may also engage sub-advisers to directly invest in securities and other instruments.  With respect to the FVIT BlackRock Global Allocation Managed Risk Portfolio, the adviser implements asset allocation decisions by investing in the BlackRock Global Allocation V.I. Portfolio and may also engage sub-advisers to directly invest in securities and other instruments.  The adviser implements asset allocation decisions for the FVIT WMC Research Managed Risk Portfolio by engaging sub-advisers to directly invest in securities and other instruments.  The adviser implements asset allocation decisions for the FVIT Index Managed Risk Portfolio by allocating assets to various unaffiliated ETFs and mutual funds and may also engage sub-advisers to directly invest in securities and other instruments.  With respect to the FVIT Select Advisor Managed Risk Portfolio, the adviser implements asset allocation decisions by allocating assets to various unaffiliated mutual funds and may also engage sub-advisers to directly invest in securities and other instruments.

Investors may purchase Underlying Funds on their own behalf without investing through one of the Portfolios.  The adviser utilizes a “manager of managers” structure in which the adviser retains sub-advisers to select investments for the Portfolio.   The Portfolio and the adviser were granted an exemptive order from the Securities and Exchange Commission that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolio’s shareholders will receive information about the new sub-advisory relationship.

Milliman Financial Risk Management LLC (“Milliman”) Managed Risk Strategy

Historically, investors have relied on diversification as their primary risk management tool.  However, during periods of global financial crisis, most asset classes have declined simultaneously.  Many investors use asset allocation strategies to mitigate risk by diversifying asset class exposure amongst low- to negatively-correlated assets.  Milliman's managed risk strategy involves assembling and managing a portfolio of hedge instruments that are selected to hedge the majority or all of a portfolio of securities.  These hedge instruments may include: equity futures contracts, treasury futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy.  Milliman may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively.  Typically, a managed risk strategy is managed to lock-in gains from favorable returns on underlying investments and to harvest gains from the hedge vehicle portfolio during severe market corrections.  Milliman believes that by integrating futures contracts with underlying securities, risk (as measured by return volatility) may be reduced and the overall value of an investment portfolio may be enhanced over market cycles.

Milliman employs a strategy that seeks to protect asset growth in bullish markets and defend against major losses during downturns in the markets.  With Milliman's managed risk strategy, the Portfolio seeks to be cushioned against severe market declines.  The Portfolio may still experience declines in market value during downturns in the market.  However, the strategy seeks to subject the Portfolio to market declines that are lower than those experienced by a portfolio without a managed risk strategy.  In addition, the managed risk strategy is managed on an ongoing basis to seek to lock-in favorable events.  Also, the managed risk strategy attempts to gradually harvest gains from the futures contracts after large market declines.  During a severe bear market, short-position equity futures contracts are likely to grow significantly in value.

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Portfolio will achieve its investment objective.  Each Portfolio's share price will fluctuate with changes in the market value of its portfolio investments.  When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Portfolios.  Risks could adversely affect the net asset value, total return and the value of a Portfolio and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Portfolio's Portfolio Summary section of its Prospectus.  The following risks apply to each Portfolio through its investments in Underlying Funds and directly in other investments, except as noted.

Asset Allocation

Each Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Commodities Related Investments Risks (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities.  The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, ﬂoods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Convertible Securities Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Corporate Loans Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Commercial banks and other ﬁnancial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a ﬁxed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Credit Risk

There is a risk that security issuers will not make interest and/or principal payments on their securities.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.  Lower credit quality will lead to greater volatility in the price of a security and in shares of the Portfolio.  Lower credit quality also will affect liquidity and make it difficult for the Portfolio to sell the security.  This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.  Default, or the market's perception that an issuer is likely to default, tends to reduce the value and liquidity of securities held by the Portfolio, thereby reducing the value of your investment in Portfolio shares.  In addition, default may cause the Portfolio to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk

The Underlying Fund’s use of derivatives may reduce the Underlying Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Underlying Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Underlying Fund to sell or otherwise close a derivatives position could expose the Underlying Fund to losses and could make derivatives more difficult for the Underlying Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Underlying Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Futures Risk

A Portfolio's use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk, (ii) correlation or tracking risk and (iii) liquidity risk.  Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.  Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified.  Thus, the Portfolio may experience losses that exceed losses experienced by other mutual funds that do not use futures contracts.  Theoretically, a Portfolio's could be unlimited.  There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are intended to hedge.  Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.  Consequently, the effectiveness of futures as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities.  While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid.  Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.  Additionally, government regulation may further reduce liquidity through similar trading restrictions.  As a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous.  The successful use of futures depends upon a variety of factors, particularly the ability of the adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities.  There can be no assurance that any particular futures hedging strategy adopted will succeed.

Hedging

▪

Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge.

In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives in certain rising market conditions.

Distressed Securities Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Underlying Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Underlying Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Emerging Markets Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issuers.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. Emerging securities markets may have far lower trading volumes, less liquidity, and different clearance and settlement procedures than developed markets, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

Equity Risk

The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk (FVIT Index Managed Risk Portfolio and FVIT Select Advisor Managed Risk Portfolio only)

ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance.  Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources.  ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

Fixed Income Risk

When a Portfolio invests in bonds and other fixed income securities through ETFs, the value of your investment in the Portfolio will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Portfolio.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Currency Risk

A Portfolio's investments in foreign currency denominated securities will subject the Portfolio to currency trading risks that include market risk, interest rate risk and country risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.  Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has interfered with international transactions in its currency.  Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad.  Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate.  This risk could include the country issuing a new currency, effectively making the "old" currency worthless.

Foreign Investment Risk

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Growth Stock Risk (FVIT Index Managed Risk Portfolio only)

Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Junk Bond Risk (All Portfolios, except FVIT WMC Research Managed Risk Portfolio)

Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  If that happens, the value of the bond may decrease, and a Portfolio's share price may decrease and its income distribution may be reduced.  An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Portfolio's ability to sell its bonds (liquidity risk).  Such securities may also include "Rule 144A" securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease a Portfolio's share price.

Leverage Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Underlying Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Underlying Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Underlying Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Underlying Fund’s portfolio will be magnified when the Underlying Fund uses leverage.

Limited History of Operations

Each Portfolio is a new mutual fund and has a limited history of operation.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code that do not apply to an adviser’s management of individual and institutional accounts.

Management Risk

The adviser's dependence on certain Underlying Funds and judgments about the attractiveness, value and potential appreciation of particular Underlying Funds in which the Portfolio invests may prove to be incorrect and may not produce the desired results.  In addition, the Portfolio is subject to the risk that the methods employed by Milliman in implementing the managed risk strategy may not produce the desired results. Either, or both, of these activities could cause the Portfolio to lose value or its investment results to lag relevant benchmarks or other mutual funds with similar objectives.

Market Risk

The net asset value of a Portfolio will fluctuate based on changes in the value of the securities and futures in which the Portfolio invests.  Each Portfolio invests in securities and futures that may be more volatile and carry more risk than some other forms of investment.  The price of securities and futures may rise or fall because of economic or political changes. Security and futures prices, in general, may decline over short or even extended periods of time.  Market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Medium Sized Company Risk (All Portfolios, except FVIT BlackRock Global Allocation Managed Risk Portfolio, FVIT WMC Research Managed Risk Portfolio and FVIT Index Managed Risk Portfolio)

Investments in Underlying Funds that own medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

Mid Cap Securities Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Non-Diversification Risk (All Portfolios, except FVIT WMC Research Managed Risk Portfolio)

A Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Structure (All Portfolios, except FVIT WMC Research Managed Risk Portfolio)

The Portfolios invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding an Underlying Fund directly would incur lower overall expenses but would not receive the benefit of the adviser’s active management of the Portfolio or the specific managed risk strategy offered in this Portfolio.

Precious Metal Related Securities Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Real Estate Related Securities Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Underlying Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Underlying Fund will be particularly subject to the risks associated with that area or property type.

REIT Investment Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Short Positions

Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Small Cap and Emerging Growth Securities Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Sovereign Debt Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Structured Notes Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

Structured notes and other related instruments purchased by the Underlying Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Underlying Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

Subsidiary Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

By investing in the Subsidiary, the Underlying Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the Investment Company Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by the same adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in its registration statement and could adversely affect the Portfolio and the Underlying Fund.

Underlying Fund Risks (All Portfolios, except FVIT WMC Research Managed Risk Portfolio)

Because each Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund. For this reason, it is important to understand that the risks associated with investing in the Portfolio include the risks of investing in each Underlying Fund.

Value Stock Risk

Value stocks involve the risk that they may never reach what the Underlying Fund manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio’s performance may sometimes be lower or higher than that of other types of mutual funds (such as those emphasizing growth stocks).

Warrants Risk (FVIT BlackRock Global Allocation Managed Risk Portfolio only)

If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Underlying Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Temporary Investments:  To respond to adverse market, economic, political or other conditions, each Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  Each Portfolio may be invested in these instruments for extended periods, depending on the adviser's assessment of market conditions.  These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.  While a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market funds' advisory and operational fees.  A Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure:  A description of the Portfolios' policies regarding the release of portfolio holdings information is available in the Portfolios' Statement of Additional Information.

Investment Policies: Each Portfolio has a name which suggests a focus on a particular type of investment.  In accordance with Rule 35d-1 under the 1940 Act, each Portfolio has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Portfolio’s Principal Investment Strategy section.  This requirement is applied at the time the Portfolio invests its assets.  If, subsequent to an investment by the Portfolio, this requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this requirement.  In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket.  The Portfolio’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the voice of a majority of the Portfolio’s outstanding shares as defined in the 1940 Act.  The name of the Portfolio may be changed at any time by a vote of the Portfolio’s Board of Trustees.  Shareholders will be given written notice at least 60 days prior to any change by the Portfolio of its 80% investment policy covered by Rule 35d-1.

MANAGEMENT

Investment Adviser

Forethought Investment Advisors, LLC, located at 300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204, serves as investment adviser to the FVIT Portfolios.  Subject to the authority of the Portfolios' Board of Trustees, the adviser is responsible for management of each Portfolio's investment portfolio.  The adviser is responsible for selecting each Portfolio's investments according to the Portfolio's investment objective, strategies, policies and restrictions. The adviser is also responsible for supervising the activities of each sub-adviser and assuring the sub-adviser conducts its investment activities in accordance with each Portfolio's investment objective, strategies, policies and restrictions   The adviser is a newly-formed registered investment adviser.

On September 26, 2013, Forethought Financial Group, Inc. (“Forethought Financial”), the adviser’s parent company, announced a definitive agreement with Global Atlantic Financial Group (“Global Atlantic”) whereby Global Atlantic will acquire Forethought Financial.  The transaction is expected to close in early 2014, subject to regulatory approval.  The Portfolios’ Board of Trustees met on October 3, 2013 to consider information relating to the transaction and Global Atlantic.  Following its considerations, the Board approved new investment advisory and sub-advisory agreements for the Portfolios that will take effect on the closing of the transaction.  The investment advisory and sub-advisory agreements were also approved by each Portfolio’s initial shareholder. A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreements and sub-advisory agreements will be available in the Portfolios' annual or semi-annual report when first published.

Pursuant to an advisory agreement between the Portfolios and the adviser, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to the following percentage of the respective Portfolio's average daily net assets.

Portfolio	Management Fee
FVIT American Funds® Managed Risk Portfolio	0.90%
FVIT BlackRock Global Allocation Managed Risk Portfolio	0.90%
FVIT WMC Research Managed Risk Portfolio	0.85%
FVIT Index Managed Risk Portfolio	0.55%
FVIT Select Advisor Managed Risk Portfolio	0.90%

The Portfolios' adviser has contractually agreed to waive its management fees and to reimburse Portfolio expenses until April 30, 2015 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) of a Portfolio do not exceed the following levels of the daily average net assets attributable to each respective class of shares.  The expense reimbursement is subject to possible recoupment from the Portfolios in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Portfolio	Expense Limit
FVIT American Funds® Managed Risk Portfolio	0.86%
FVIT BlackRock Global Allocation Managed Risk Portfolio	0.57%
FVIT WMC Research Managed Risk Portfolio	1.20%
FVIT Index Managed Risk Portfolio	0.91%
FVIT Select Advisor Managed Risk Portfolio	0.63%

Fee waiver and reimbursement arrangements can decrease the Portfolios’ expenses and boost their performance.

Additional Compensation to Adviser

The adviser or its affiliates may receive compensation from managers of Underlying Funds.  This compensation may create a conflict of interest for the adviser in the selection of Underlying Funds for investment by the Portfolio.  However, the adviser will voluntarily reduce the amount of its compensation under its Management Agreement with the Portfolio by the amount of compensation received from managers of Underlying Funds.

Investment Adviser Portfolio Managers

Eric Todd, CFA

President of the Adviser

Mr. Todd joined Forethought Financial Group in September 2006 and currently serves as Executive Vice President and Chief Investment Officer. He has served as president of the adviser since its inception in 2013.   He has over 20 years of experience in the financial services industry managing investments, including Senior Vice President and Co-Head of Fixed Income with Conseco Capital Management, Inc. (now 40|86 Advisors), overseeing portfolio management, research and trading for the general account, as well as for third-party fixed income clients.  Prior to joining Forethought Financial Group, Eric served as an industry consultant to a variety of financial services companies.

Cameron Jeffreys, CFA

Vice President of the Adviser

Mr. Jeffreys joined Forethought Financial Group in November 2009 and currently serves as Vice President, Senior Research Analyst. He has served as vice president of the adviser since its inception in 2013.  From 1998 to 2008, Mr. Jeffreys was an equity research analyst at Credit Suisse in Toronto, Canada, where he analyzed and offered investment ratings on companies in a variety of sectors.  From 1996 to 1998, Mr. Jeffreys worked at Conseco Capital Management, Inc. (“CCM”) in the areas of portfolio management analytics and fixed income research.  Mr. Jeffreys is a Chartered Financial Analyst and a member of both the CFA Institute and the CFA Society of Indianapolis. Educated at the Ivey Business School at Western University in London, Canada, he graduated with an Honors degree in Business Administration.

Sub-Advisers

Milliman Financial Risk Management LLC, with principal offices located at 71 S. Wacker Drive, Chicago, IL 60606, serves as sub-adviser to the FVIT Portfolios.  Subject to the authority of the Portfolios' Board of Trustees and supervision by the adviser, the sub-adviser is responsible for conducting each Managed Risk Portfolio's hedging program according to each Managed Risk Portfolio's investment objective, strategies, policies and restrictions.  The sub-adviser was established in 1998, and also advises and sub-advises other investment companies, insurance companies, financial institutions, and other pooled investment vehicles in addition to the Portfolios.  The sub-adviser is a wholly-owned subsidiary of Milliman, Inc.  As of December 31, 2012, the sub-adviser had total assets under management of approximately $80 billion.  The sub-adviser shall be paid by the adviser, not the Portfolios. A discussion regarding the basis for the Board of Trustees' approval of the sub-advisory agreement between Forethought Investment Advisors, LLC and Milliman Financial Risk Management LLC will be available in the Portfolios' annual or semi-report when first published.

Wellington Management Company, LLP is a Massachusetts limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts, 02210, and serves as sub-adviser to the FVIT WMC Research Managed Risk Portfolio.  Subject to the authority of the Portfolio’s Board of Trustees and supervision by the adviser, the sub-adviser is responsible for conducting the FVIT WMC Research Managed Risk Portfolio's investment strategy according to the Portfolio's investment objective, strategies, policies and restrictions.   Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.   As of December 31, 2012, Wellington Management had investment management authority with respect to approximately $758 billion in assets.  The sub-adviser shall be paid by the adviser, not the Portfolios. A discussion regarding the basis for the Board of Trustees' approval of the sub-advisory agreement between Forethought Investment Advisors, LLC and Wellington Management Company, LLP will be available in the Portfolios' annual or semi-report when first published.

The adviser and the Portfolios were granted an exemptive order from the Securities and Exchange Commission that allows the adviser to hire a new sub-adviser or sub-advisers and/or change a sub-adviser or sub-advisers without shareholder approval. The adviser has the ultimate responsibility, subject to oversight by the Board of Trustees, to oversee each sub-adviser and recommend its hiring, termination and replacement.  The exemptive order permits the adviser to appoint a sub-adviser with the approval of the Board of Trustees and without obtaining approval from a Portfolio’s shareholders. Within 90 days after hiring any new sub-adviser, the applicable Portfolio’s shareholders will receive information about the new sub-advisory relationship.

Sub-Adviser Portfolio Managers

Adam Schenck, CFA, FRM

Portfolio Manager of Milliman

Mr. Schenck has served as a Portfolio Manager for the sub-adviser since January 2005.  Mr. Schenck holds a Master’s degree in Financial Mathematics from the University of Chicago and a Bachelor of Science degree in Computer Science and Mathematics from Eckerd College.  He also holds the Chartered Financial Analyst designation and the Financial Risk Manager (FRM) certification.

Cheryl M. Duckworth, CFA

Managing Director and Associate Director of Global Industry Research affiliated with Wellington Management and located outside the U.S.

Ms. Duckworth supervises and coordinates a team of global industry analysts that manage the Portfolio and has served in this capacity for the Portfolio since its inception in 2013. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

Mark D. Mandel, CFA

Senior Vice President and Director of Global Industry Research of Wellington Management

Mr. Mandel supervises a team of global industry analysts that manage the Portfolio and has served in this capacity for the Portfolio since its inception in 2013. Mr. Mandel is not involved in the day-to-day management of the Portfolio. Mr. Mandel joined Wellington Management as an investment professional in 1994.

Michael E. Stack

Senior Vice President and Fixed Income Portfolio Manager of Wellington Management

Mr. Stack has served as portfolio manager for the fixed income portion of the Wellington Management Allocation since its inception in 2013.  Mr. Stack joined Wellington Management as an investment professional in 2000.

Glen M. Goldman

Vice President and Fixed Income Portfolio Manager of Wellington Management

Mr. Goldman has served as portfolio manager for the fixed income portion of the Wellington Management Allocation since its inception in 2013.  Mr. Goldman joined Wellington Management as an investment professional in 2007.

The Portfolios' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Portfolio.

HOW SHARES ARE PRICED

The public offering price and Net Asset Value ("NAV") of Portfolio shares are determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining the aggregate market value of all assets of a Portfolio less its liabilities divided by the total number of the Portfolio's shares outstanding, on a per-class basis.  ((Asset minus liabilities)/number of shares=NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV takes into account the per-class expenses and fees of a Portfolio, including investment advisory, administration, and distribution fees, if any, which are accrued daily.  The determination of NAV of a Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange.  Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

The Portfolios may use independent pricing services to assist in calculating the value of each Portfolio's securities. With respect to foreign securities that are primarily listed on foreign exchanges or that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio's portfolio may change on days when you may not be able to buy or sell Portfolio shares.  In computing the NAV of the Portfolio, the adviser values foreign securities held by the Portfolio, if any, at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in the investment portfolio occur before the Portfolio prices its shares, the security will be valued at fair value.  For example, if trading in a security is halted and does not resume before the Portfolio calculates its NAV, the adviser may need to price the security using the Portfolio's fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Portfolio's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio's NAV by short-term traders.

With respect to any portion of a Portfolio's assets that is invested in one or more open-end management investment companies that are registered under the 1940 Act (mutual funds), the Portfolio's net asset value is calculated based upon the net asset values of the mutual funds in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this Prospectus, shares of each Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company (“FLIC”).  You and other purchasers of variable annuity contracts will not own shares of a Portfolio directly.  Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts.  All investments in a Portfolio are credited to the shareholder's account in the form of full or fractional shares of the Portfolio.  The Portfolios do not issue share certificates.  Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolios are open for business.

When Order is Processed

Shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts.  These charges are described in the applicable product prospectus.  Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by FLIC, in good order.  All requests received in good order, which typically requires an account number and other identifying information,  before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day.  Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day.  FLIC is responsible for properly transmitting purchase orders and federal funds to a Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolios, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address.  This information will assist them in verifying your identity.  As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code").  As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains to the separate accounts.

Generally, owners of variable insurance contracts are not taxed currently on income or gains by the separate accounts realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolios are offered to the separate accounts of FLIC.  Separate accounts are insurance company separate accounts that fund the annuity contracts.  Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts.  In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements.  If a Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.  The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each Portfolio.  Each Portfolio intends to comply with the diversification requirements.  These requirements are in addition to the diversification requirements imposed on a Portfolio by Subchapter M and the 1940 Act.  The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable.  See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in each Portfolio's shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash.  Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

FREQUENT PURCHASES AND REDEMPTION OF PORTFOLIO SHARES

Each Portfolio discourages and does not accommodate market timing.  Frequent trading into and out of a Portfolio can harm all Portfolio shareholders by disrupting the Portfolio's investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  Each Portfolio that invests in ETFs that hold foreign securities is at greater risk of market timing because the underlying ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges.  Each Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities.  Accordingly, the Portfolios' Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

Each Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Portfolios nor the adviser, nor sub-adviser will be liable for any losses resulting from rejected purchase or exchange orders.  The adviser may request that FLIC also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with a Portfolio.

Because purchase and sale transactions are submitted to a Portfolio on an aggregated basis by the insurance company issuing the variable annuity contract, the Portfolio is not able to identify market timing transactions by individual variable annuity contract.  Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions.  The Portfolio, therefore, has to rely upon the insurance company to police restrictions in the variable insurance contracts or according to the insurance company's administrative policies.  Each Portfolio has entered into an information sharing agreement with the insurance company.  Under this agreement, the insurance company is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to each Portfolio; (ii) furnish each Portfolio, upon its request, with information regarding contract holder trading activities in shares of the Portfolio; and (iii) enforce its market timing policy with respect to contract holders identified by the Portfolio as having engaged in market timing.

Each Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved.  When information regarding transactions in a Portfolio's shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an "indirect intermediary"), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy older or any other persons.  The Portfolios will seek to apply these policies as uniformly as practicable.  It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so.  In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner.  Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options.  The terms of these contracts, the presence of financial intermediaries (including the insurance company) between a Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio's ability to deter market timing.  Multiple tiers of such financial intermediaries may further compound a Portfolio's difficulty in deterring such market timing activities.  Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

Distributor:   Northern Lights Distributors, LLC is the distributor for the shares of the Portfolios.   Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Shares of the Portfolios are offered on a continuous basis.

Distribution Fees:  Each Portfolio has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 (the "Plan") under the 1940 Act with respect to the sale and distribution of shares of each Portfolio.  Shareholders of a Portfolio pay annual 12b-1 expenses of up to 0.25%.  A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules.  A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolios' distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Portfolio's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries:  The Portfolios' distributor, its affiliates, and the Portfolios' adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment. These payments may be in addition to the Rule 12b-1 fees that are disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Portfolio on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders.  The distributor may, from time to time, provide promotional incentives to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding:  To reduce expenses, the Portfolios mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1 -877-881-7735 on days the Portfolios are open for business or contact your financial institution.  The Portfolios will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

FLIC, as issuer of your variable contract, will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders.  The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal).  To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter.  Each Portfolio will vote separately on matters relating solely to that Portfolio or which affects that Portfolio differently.  However, all shareholders will have equal voting rights on matters that affect all Portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Portfolios do not hold annual meetings of shareholders but may hold special meetings.  Special meetings are held, for example, to elect or remove Trustees, change a Portfolio's fundamental investment policies, or approve an investment advisory contract.  Unless required otherwise by applicable laws, one third of the outstanding shares constitute a quorum (or one third of a Portfolio or class if the matter relates only to the portfolio or class).

FINANCIAL HIGHLIGHTS

The Portfolios have only recently commenced operations as of the date of this Prospectus and therefore do not have a financial history.

PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

·

Social Security number and wire transfer instructions

·

account transactions and transaction history

·

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-402-493-4603

What we do :
How does Forethought Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Forethought Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you

· open an account or deposit money

· direct us to buy securities or direct us to sell your securities

· seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

· sharing for affiliates' everyday business purposes – information about your creditworthiness.

· affiliates from using your information to market to you.

· sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. · Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates

Companies not related by common ownership or control.  They can be financial and nonfinancial companies.

·   Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. · Forethought Variable Insurance Trust does not jointly market.

Adviser
Forethought Investment Advisors, LLC 300 North Meridian Street Suite 1800 Indianapolis, Indiana 46204
Distributor
Northern Lights Distributors, LLC 17605 Wright Street Omaha, Nebraska 68130
Sub-Adviser
Milliman Financial Risk Management LLC 71 S. Wacker Drive, 31st Floor Chicago, IL 60606
Sub-Adviser
Wellington Management Company, LLP 280 Congress Street Boston, MA 02210
Custodian
JPMorgan Chase Bank, N.A. 270 Park Ave. New York, NY 10017
Legal Counsel
Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110
Administrator, Transfer Agent and Fund Accountant
Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130
Independent Registered Public Accounting Firm
McGladrey LLP 555 Seventeenth Street, Suite 1000 Denver, Colorado 80202

Additional information about the Portfolios is included in the Portfolios' Statement of Additional Information dated October 17, 2013 (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Trust's policies and management.  Additional information about the Portfolios’ investments will also be available in the Portfolios’ Annual and Semi-Annual Reports to Shareholders. In the Portfolios’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or make general inquiries about the Portfolios by calling the Portfolios (toll-free) at 1-877-881-7735, or by writing to:

FVIT Portfolios

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

Information is also available at www.Forethought.com.

You may review and obtain copies of the Portfolios' information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22865

Statement of Additional Information

October 17, 2013

FVIT American Funds® Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT WMC Research Managed Risk Portfolio

FVIT Index Managed Risk Portfolio

FVIT Select Advisor Managed Risk Portfolio

Class II shares

 Each a series of the Forethought Variable Insurance Trust

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectus of the FVIT American Funds® Managed Risk Portfolio, FVIT BlackRock Global Allocation Managed Risk Portfolio, FVIT WMC Research Managed Risk Portfolio, FVIT Index Managed Risk Portfolio, FVIT Select Advisor Managed Risk Portfolio (individually a “Portfolio,” collectively the “Portfolios”) dated October 17, 2013. Copies of these documents may be obtained without charge by contacting the Portfolios’ Transfer Agent, Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, or by calling 1-877-881-7735.

TABLE OF CONTENTS

THE PORTFOLIOS	[ ]
TYPES OF INVESTMENTS	[ ]
INVESTMENT RESTRICTIONS	[ ]
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	[ ]
MANAGEMENT	[ ]
CONTROL PERSONS AND PRINCIPAL HOLDERS	[ ]
INVESTMENT ADVISER AND SUB-ADVISERS	[ ]
DISTRIBUTION AND SHAREHOLDER SERVICES PLAN	[ ]
PORTFOLIO MANAGERS	[ ]
ALLOCATION OF PORTFOLIO BROKERAGE	[ ]
PORTFOLIO TURNOVER	[ ]
OTHER SERVICE PROVIDERS	[ ]
DESCRIPTION OF SHARES	[ ]
ANTI- MONEY LAUNDERING PROGRAM	[ ]
PURCHASE, REDEMPTION AND PRICING OF SHARES	[ ]
TAX STATUS	[ ]
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	[ ]
LEGAL COUNSEL	[ ]
FINANCIAL STATEMENTS	[ ]
APPENDIX A – DESCRIPTION OF BOND RATINGS	A-1
APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES	B-1

THE PORTFOLIOS

The FVIT American Funds® Managed Risk Portfolio, FVIT BlackRock Global Allocation Managed Risk Portfolio, FVIT WMC Research Managed Risk Portfolio, FVIT Index Managed Risk Portfolio, FVIT Select Advisor Managed Risk Portfolio comprise five series of Forethought Variable Insurance Trust, a Delaware statutory trust organized on June 17, 2013 (the “Trust”). Each Portfolio is managed by Forethought Investment Advisors, LLC (the “Adviser”).

The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Portfolios may issue an unlimited number of shares of beneficial interest.  All shares of a Portfolio have equal rights and privileges.  Each share of a Portfolio is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of a Portfolio is entitled to participate equally with other shares on a per class basis (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation of its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Portfolios are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Portfolios’ investment objectives, restrictions and policies are more fully described here and in the Prospectus.  The Board may organize other series and offer shares of a new fund under the Trust at any time.  FVIT WMC Research Managed Risk Portfolio is a diversified series of the Trust; all other Portfolios are non-diversified.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the federal securities laws.

The Portfolios’ shares are only offered on a continuous basis to Forethought Life Insurance Company variable annuity insurance contracts  (“Contracts”).

For a description of the methods used to determine the share price and value of the Portfolios’ assets, see "How Shares are Priced " in the Portfolios’ Prospectus and "Purchase, Redemption and Pricing of Shares" in this Statement of Additional Information.

TYPES OF INVESTMENTS

The investment objective of each Portfolio and a description of its principal investment strategies are set forth under “Risk/Return Summary” in the Prospectus.   Each Portfolio’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Portfolio. Consistent with the 1940 Act and related Securities and Exchange Commission (“SEC”) rules, each Portfolio will, under normal circumstances, invest at least 80% of its net assets plus any borrowings for investment purposes in the type of securities suggested by its name.

The following pages contain more detailed information about the types of instruments in which the Portfolios may invest.

Equity Securities

General. Equity securities in which a Portfolio may invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock.  Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company.  In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock.  The Portfolios may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer.  Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.  Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments.  The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities.  The Portfolios may invest in convertible securities with no minimum credit rating. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants.  The Portfolios may invest in warrants.  Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.  Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless.  In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant.  Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them.  The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts.  The Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets.  Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR.  The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.  Many of the risks described below regarding foreign securities apply to investments in ADRs.

Foreign Securities

General.  The Portfolios may invest directly in foreign securities and in exchange traded funds (“ETFs”) and other investment companies that hold a portfolio of foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Portfolios by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Portfolios held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent  a Portfolio’s currency exchange transactions do not fully protect the Portfolio against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Portfolio will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Portfolios’ assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which a Portfolio invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the  Portfolio’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities.  The Portfolios may invest directly in and purchase ETFs and other mutual funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital.  In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.  The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolios.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Investment Companies

General.  Each Portfolio may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and ETFs (also referred to as "Underlying Funds"). The 1940 Act generally provides that the mutual funds may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the "5% Limit"), and (3) invest more than 10% of its assets in investment companies overall (the "10% Limit"), unless: (i) the underlying investment company and/or the Portfolio has received an order for exemptive relief from such limitations from the SEC; and (ii) the underlying investment company and the Portfolio take appropriate steps to comply with any conditions in such order.

In addition, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Portfolio and all affiliated persons of the Portfolio; and (ii) the Portfolio has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to a Portfolio pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  Each Portfolio (or the Adviser acting on behalf of the Portfolio) must comply with the following voting restrictions:  when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

Further, each Portfolio that relies on Section 12(d)(1)(F) may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority, Inc. (“FINRA”) for funds of funds.

Pursuant to Section 12(d)(1)(F), each Portfolio and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund.  Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Portfolio’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that may not have been its first preference.  The 1940 Act also provides that an Underlying Fund whose shares are purchased by a Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. Shares held by a Portfolio in excess of 1% of an Underlying Fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Portfolio’s total assets.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolio may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the Underlying Funds are made independently of each Portfolio and its Adviser. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Portfolio without accomplishing any investment purpose.  Because other investment companies employ an investment adviser, such investments by a Portfolio may cause shareholders to indirectly bear fees charged by the Underlying Funds.

The Trust and Adviser have filed an application with the SEC for exemptive relief to permit each Portfolio to acquire shares of unaffiliated, registered investment companies and unaffiliated unit investment trusts (UITs) in excess of the limits imposed by the 1940 Act.  The relief would also permit such investment companies and UITs, their principal underwriters and any registered broker or dealer to sell shares of the investment companies and UITs to the Portfolios in excess of the limitations in the 1940 Act.

Closed-End Investment Companies.  Each Portfolio may invest its assets in "closed-end" investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolio), investors seek to buy and sell shares of closed-end funds in the secondary market.

Each Portfolio generally will purchase shares of closed-end funds only in the secondary market. A Portfolio will incur normal brokerage costs on such purchases similar to the expenses the Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

Each Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolio will ever decrease. In fact, it is possible that this market discount may increase and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. Each Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds. ETFs are typically passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends.  Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees and some ETFs may be grantor trusts.  An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index.  The Portfolios may use ETFs as part of an overall investment strategy and as part of a hedging strategy.  To offset the risk of declining security prices, each Portfolio may invest in inverse ETFs.  Inverse ETFs are funds designed to rise in price when stock prices are falling.  Additionally, inverse ETFs may employ leverage which magnifies the changes in the underlying stock index upon which they are based.  Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis.  For example, if an inverse ETF’s current benchmark is 200% of the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF’s value should go up 10%).  ETFs generally have two markets.  The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends.  The Portfolios do not anticipate trading in creation units.  The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange.  This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated.  ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETFs in which the Portfolios invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolios intend to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Portfolios believe that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent a Portfolio invests in a sector product, the Portfolio is subject to the risks associated with that sector.

Each Portfolio could also purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to a Portfolio. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio. As a result, your cost of investing in a Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate holdings at the most optimal time, adversely affecting a Portfolio’s performance.

Debt Securities

The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk.  Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall.  Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks.  The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk.  Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk.  The Portfolios are subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolios (such as mortgage-backed securities) later than expected.  This may happen when there is a rise in interest rates.  These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk.  Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal.  Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates.  One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.  These prepayments would have to be reinvested at lower rates.  As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.  Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates.  Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Portfolios.

At times, some of the mortgage-backed securities in which the Portfolios may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value.  Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Portfolios to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers’ Acceptances.  The Portfolios may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds.  The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate.  The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity.  Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper.  The Portfolios may purchase commercial paper.  Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Time Deposits and Variable Rate Notes.  A Portfolio may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Portfolios may buy are unsecured and may include variable rate notes.  The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolio as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed.  Such Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note.  The issuer may prepay at any time and without penalty any part of or the full amount of the note.  The note may or may not be backed by one or more bank letters of credit.  Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them.  Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Portfolios’ Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.  Variable rate notes are subject to  each Portfolio’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations.  The Portfolios may invest in insured bank obligations.  The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000.  The Portfolios may purchase bank obligations, which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

United States Government Obligations.  These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds.  Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.  The Portfolios may also invest in Treasury Inflation-Managed Risk Securities (TIPS).  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation.  The value of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent.  If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency Securities.  These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Federal National Mortgage Association ("Fannie Mae"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S.  Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PC’s”) which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit.  The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities.  Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life.  Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as “modified pass-through securities.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans.  These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration.  A “pool” or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

Resets.  The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which the Portfolios may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index.  There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates.  Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors.  The underlying mortgages which collateralize the ARMs in which the Portfolios may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan.  Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes.  These payment caps may result in negative amortization.  The value of mortgage securities in which the Portfolios invest may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans.  Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Portfolios invest to be shorter than the maturities stated in the underlying mortgages.

Bank Loans (FVIT BlackRock Global Allocation Managed Risk Portfolio only).

FVIT BlackRock Global Allocation Managed Risk Portfolio (the “Portfolio” for this section only) may invest in bank loans. Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. The Portfolio may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). The Portfolio may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). The Portfolio considers these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Portfolio’s manager to be creditworthy. When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk. The Portfolio may enter into Participations and Assignments on a forward commitment or “when-issued” basis, whereby the Portfolio would agree to purchase a Participation or Assignment at set terms in the future. For more information on forward commitments and when-issued securities, see “When-Issued Securities, Delayed Delivery Securities and Forward Commitments” below.

The Portfolio may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Portfolio anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Portfolio’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by the Portfolio’s manager that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that a Portfolio holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Portfolio’s assets invested in illiquid assets would increase.

Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Portfolio may not recover its investment or recovery may be delayed.

The Loans in which the Portfolio may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Portfolio’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Securities Options

The Portfolios may purchase and write (i.e., sell) put and call options.  Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation.  Options trading is a highly specialized activity that entails greater than ordinary investment risk.  Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract.  A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.  The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index.  The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.  A stock index fluctuates with changes in the market value of the stocks included in the index.  For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®.  Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.  Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

 A Portfolio’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the  Portfolio’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written.  A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction.  There is no assurance that a liquid secondary market will exist for any particular option.  An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise.  In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Portfolio expires unexercised, the Portfolio realizes a loss equal to the premium paid.  If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less.  If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

Certain Risks Regarding Options.  There are several risks associated with transactions in options.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Portfolios of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market.  This requires different skills and techniques than predicting changes in the prices of individual securities.  In addition,  a Portfolio’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Portfolio.  Inasmuch as  a Portfolio’s securities will not duplicate the components of an index, the correlation will not be perfect.  Consequently, a Portfolio bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and  a Portfolio’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Portfolio.

The hours of trading for options may not conform to the hours during which the underlying securities are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.  The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The purchase of stock index options involves the risk that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist.  If the s is unable to close out a call option on securities that it has written before the option is exercised, a Portfolio may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities.  If a Portfolio is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions.  Transactions using options (other than options that a Portfolio has purchased) expose the Portfolio to an obligation to another party.  A Portfolio will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above.  The Portfolios will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount.  Under current SEC guidelines, the Portfolios will segregate assets to cover transactions in which the Portfolios write or sell options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets.  As a result, the commitment of a large portion of  a Portfolio’s assets to cover or segregated accounts could impede portfolio management or the  Portfolio’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts.  The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options.  The Portfolios may engage in transactions involving dealer options as well as exchange-traded options.  Certain additional risks are specific to dealer options. While a Portfolio might look to a clearing corporation to exercise exchange-traded options, if the Portfolio were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised.  Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not.  Consequently, a Portfolio may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it.  Similarly, when a Portfolio writes a dealer option, the Portfolio may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally wrote the option.  While the Portfolios will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Portfolios, there can be no assurance that the Portfolios will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration.  Unless a Portfolio, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Portfolio may be unable to liquidate a dealer option.  With respect to options written by a Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio.  For example, because a Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets that it has segregated to secure the position while it is obligated under the option.  This requirement may impair  a Portfolio’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities.  The Portfolios may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolios may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula.  In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Portfolios will treat dealer options as subject to the Portfolios’ limitation on illiquid securities.  If the SEC changes its position on the liquidity of dealer options, the Portfolios will change its treatment of such instruments accordingly.

Spread Transactions.

The Portfolios may purchase covered spread options from securities dealers.  These covered spread options are not presently exchange-listed or exchange-traded.  The purchase of a spread option gives the Portfolio the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark.  The risk to the Portfolios, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs.  The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.  This protection is provided only during the life of the spread options.

Repurchase Agreements.

The Portfolios may enter into repurchase agreements.  In a repurchase agreement, an investor purchases a security (known as the "underlying security") from a securities dealer or bank.  Any such dealer or bank must be deemed creditworthy by the Adviser.  At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date.  The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Portfolio on repurchase.  In either case, the income to the Portfolio generally will be unrelated to the interest rate on the underlying securities.  Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price.  Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Portfolios to invest excess cash or as part of a temporary defensive strategy.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Portfolio could experience both delays in liquidating the underlying security and losses.  These losses could result from: (a) possible decline in the value of the underlying security while the Portfolio is seeking to enforce its rights under a repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Futures Contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made.  Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained.  Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position.  Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Portfolio purchases or sells a security, no price would be paid or received by the Portfolio upon the purchase or sale of a futures contract.  Upon entering into a futures contract, and to maintain the  Portfolio’s open positions in futures contracts, the Portfolio would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin."  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market."  Each Portfolio expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date.  Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date.  If the offsetting purchase price is less than the original sale price, a Portfolio realizes a gain; if it is more, the Portfolio realizes a loss.  Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realized a loss.  The transaction costs must also be included in these calculations.  There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.  If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index.  If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

When-Issued, Forward Commitments and Delayed Settlements.

The Portfolios may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis.  In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account.  Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment.  In such a case, the Portfolio may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the  Portfolio’s commitment.  It may be expected that the  Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Portfolios do not intend to engage in these transactions for speculative purposes but only in furtherance of their respective investment objectives.  Because a Portfolio will segregate liquid assets to satisfy its purchase commitments in the manner described, the  Portfolio’s liquidity and the ability of the  Portfolio’s Adviser to manage them may be affected in the event the  Portfolio’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Portfolios will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.  When a Portfolio engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities.  A Portfolio does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities.

Each Portfolio may invest up to 15% of its net assets in illiquid securities.  If illiquid investments ever exceed 15% of  a Portfolio’s net assets, the Portfolio will consider taking means to reduce its holdings of illiquid investments back down to 15% or less.  Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the 1933 Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers).  Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued such security.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation.  The Portfolios might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders.  The Portfolios might have to register restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers.  Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority.

Under guidelines adopted by the Trust's Board, the Adviser of the Portfolios may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered.  A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer.  In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of the  Portfolio’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities.

For the purpose of achieving income, a Portfolio may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Portfolio may at any time call the loan and obtain the return of securities loaned, (3) the Portfolio will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Portfolio.

Short Sales.

The Portfolios may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities.  A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio cover its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).  A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the  Portfolio’s net assets.  This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Swap Agreements.

The Portfolios may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to a Portfolio than if it had invested directly in an instrument that yielded that desired return.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.  The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange.   A Portfolio’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").  The  Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the  Portfolio’s portfolio.

Whether  a Portfolio’s use of swap agreements enhance the  Portfolio’s total return will depend on the Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments.  Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Adviser will cause the Portfolios to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolios’ repurchase agreement guidelines.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolios’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC.  To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person.  To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million.  In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms.  Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Certain Investment Techniques and Derivatives Risk

When the Adviser uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in a Portfolio may be more volatile than investments in other mutual funds.  Although the intention is to use such investment techniques and derivatives to minimize risk to the Portfolios, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Portfolios.  Derivatives are used to limit risk in the Portfolios or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement.  Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that the Adviser anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the  Portfolio’s initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Portfolio worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.  In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Temporary Defensive Positions

To respond to adverse market, economic, political or other conditions, a Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  The Portfolios may be invested in these instruments for extended periods, depending on the Adviser's assessment of market conditions.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  While a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro- rata portion of such money market funds’ advisory fees and operational fees.  A Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Regulation as a Commodity Pool Operator

The Trust, on behalf of the FVIT WMC Research Managed Risk Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Portfolio’s operations.  Accordingly, the FVIT WMC Research Managed Risk Portfolio will not be subject to registration or regulation as a commodity pool operator.

The remaining Portfolios (FVIT American Funds® Managed Risk Portfolio, FVIT BlackRock Global Allocation Managed Risk Portfolio, FVIT Index Managed Risk Portfolio and FVIT Select Advisor Managed Risk Portfolio) have claimed temporary exemptions from the definition of CPO under the CEA because the Portfolios operate as funds-of-funds and, therefore, are not currently subject to registration or regulation as commodity pools under the CEA.  Forethought Investment Advisors, LLC is not currently deemed to be a CPO with respect to its service as investment adviser to these Portfolios.  When the temporary exemption expires, these Portfolios may consider taking steps necessary to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. Portfolios operating subject to CFTC regulation, now or in the future, may incur additional expenses.

INVESTMENT RESTRICTIONS

The Portfolios have adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the relevant Portfolio which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Portfolio represented at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

If a restriction on a Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Portfolio’s assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

Unless otherwise indicated, all fundamental and non-fundamental investment restrictions apply on a Portfolio-by-Portfolio basis.

1.

Borrowing Money.  A Portfolio will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the  Portfolio’s total assets at the time when the borrowing is made.

2.

Senior Securities.  A Portfolio will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that the  Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.

Underwriting.  A Portfolio will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Portfolios may be deemed an underwriter under certain federal securities laws.

4.

Real Estate.  A Portfolio will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.

Commodities.  A Portfolio will not purchase or sell physical commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude a Portfolio from purchasing or selling options or futures contracts, swaps or other financial instruments, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.

Loans.  A Portfolio will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.

Concentration.  A Portfolio will not invest 25% or more of its total assets in a particular industry or group of industries.  A Portfolio will not invest 25% or more of its total assets in any investment company that so concentrates.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.  This limitation is also not applicable to securities of other investment companies.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF EACH PORTFOLIO. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1.

Pledging.  A Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.

Borrowing.  A Portfolio will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3.

Margin Purchases.  A Portfolio will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Portfolios for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4.

Illiquid Investments.  A Portfolio will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.   If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider taking means to reduce its holdings of illiquid securities back down to 15% or less.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Portfolios’ portfolio holdings.  These policies and procedures are designed to ensure that such disclosure is in the best interests of the Portfolios’ shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

Each Portfolio discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period.  In addition, each Portfolio will disclose its portfolio holdings reports on Forms N-CSR and Form N-Q approximately two months after the end of each quarter/semi-annual period.

Each Portfolio will post a complete list of its portfolio holdings as of the last calendar day of each month generally within 30 days following the end such period on its website at www.Forethought.com.   Each Portfolio’s portfolio holdings will remain available on its website at least until the next monthly update.

The Portfolios may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, the Portfolios’ holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential and is prohibited from entering personal securities transactions based on the information obtained.

·

The Adviser or Sub-Advisers.  Personnel of the Adviser or Sub-Advisers, including personnel responsible for managing the Portfolios’ investment portfolios, may have full daily access to the Portfolios’ investment holdings since that information is necessary in order for the Adviser or Sub-Advisers to provide its management, administrative, and investment services to the Portfolios.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, the Adviser’s or Sub-Advisers’ personnel may also release and discuss certain portfolio holdings with various broker-dealers.

·

Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Portfolios; therefore, its personnel have full daily access to the Portfolios’ holdings since that information is necessary in order for it to provide the agreed-upon services for the Trust.

·

JPMorgan Chase Bank, N.A. is the custodian for the Portfolios; therefore, its personnel have full daily access to the Portfolios’ holdings since that information is necessary in order for it to provide the agreed-upon services for the Portfolios.

·

McGladrey LLP is the Portfolios’ independent registered public accounting firm; therefore, its personnel have access to the Portfolios’ holdings in connection with auditing of the Portfolios’ annual financial statements and providing assistance and consultation in connection with SEC filings.

·

Dechert LLP is counsel to the Portfolios; therefore, its personnel have access to the Portfolios’ holdings in connection with the review of the Portfolios’ annual and semi-annual shareholder reports and SEC filings.

·

Forethought Life Insurance Company: The Portfolios are sold exclusively to insurance company separate accounts of Forethought Life Insurance Company.  The insurance company may request due diligence information from time to time on various aspects of each Portfolio’s holdings, to gauge risk and asset class exposure and for other due diligence purposes.  This information is used only for internal due diligence by the insurance company and will not be disclosed to third parties or used for any other purposes.

Additions to List of Approved Recipients.    The Portfolios’ Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Portfolios’ portfolio securities at any time or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Portfolios, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Portfolio’s portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures.  The Portfolios’ Chief Compliance Officer will report periodically to the Board with respect to compliance with the Portfolio's portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

With respect to the FVIT WMC Research Managed Risk Portfolio, when providing investment advisory services to Wellington Management Company, LLP’s (“Wellington Management”) clients, Wellington Management has ongoing arrangements to disclose non-public portfolio holdings information to the following:

·

Brown Brothers Harriman & Co. performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis.

·

FactSet Research Systems Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.

·

Glass, Lewis & Co. provides proxy voting services for Wellington Management and receives portfolio holdings information on a daily basis.

·

Investment Technology Group, Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.

·

Markit WSO Corporation performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis.

·

State Street Bank and Trust Company performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolios from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

Board Leadership Structure

The business of the Trust is managed under the direction of the Board in accordance with the Amended and Restated Agreement and Declaration of Trust and the Trust's By-laws (the "Governing Documents"), which have been filed with the SEC and are available upon request. The Board consists of five individuals, three of whom are not "interested persons" (as defined under the 1940 Act) of the Trust and the Adviser ("Independent Trustees"). Pursuant to the Governing Documents, the Trustees shall elect officers including a President, a Secretary, a Treasurer and a Chief Compliance Officer.   The Board has delegated day-to-day management of the affairs of the Trust to the Adviser and other service providers, but oversees the Trust’s operations and retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes. The Board meets regularly, generally at least 4 times each year, and will also hold special meetings to address matters arising between regular meetings. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Robert M. Arena, Jr. has served as the Chairman of the Board since the Trust was organized in 2013.  Under the Trust's Governing Documents, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including, generally, (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Mark Garbin serves as the lead independent trustee of the Trust (“Lead Independent Trustee”).  The Lead Independent Trustee’s responsibilities include liaising with management and the other Independent Trustees regarding various issues, serving as chair of meetings of the Independent Trustees and communicating with counsel, service providers and others on behalf of the Independent Trustees.

The Board has established three standing committees to facilitate the Board’s oversight of the management of the Trust: the Audit Committee, the Nominating and Governance Committee and the Valuation Committee. Each Committee is chaired by an Independent Trustee.  Specifically, Joseph E. Breslin, Mitchell E. Appel and Mark Garbin serve as chair of the Audit Committee, Nominating and Governance Committee and Valuation Committee, respectively. The Board may establish other committees from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. Additional information regarding the Committees is included below.

The Trust believes that the Chairman, Lead Independent Trustee and the independent chairs of each Committee, and, as an entity, the full Board, provides effective leadership that is in the best interests of the Trust, its Portfolios and  their shareholders.  The Trust’s leadership structure is appropriate because it allows the Trustees to effectively oversee the Trust.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Arena and David K. Mullen and three Independent Trustees with a standing independent Audit Committee with a separate chair.  The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including their: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.   Below is a brief description of the individual merits of each Trustee that contributed to the Board’s conclusion that the individual should serve on the Board.  No one factor is determinative in assessing a Trustee's qualifications. For additional information regarding each Trustee, please see the “Trustees and Officers” section.

Independent Trustees

Mitchell E. Appel:   Mr. Appel has significant business experience in the financial services industry.  He has served in a variety of executive positions with asset management firms and serves as a director to other mutual funds.

Joseph E. Breslin:   Mr. Breslin is an investment management consultant with significant experience as a financial services executive. He has served as the general counsel and chief compliance officer of registered investment advisers and serves on other fund boards.  The Board  has determined that his qualifications and experience make him an “audit committee financial expert.”

Mark Garbin:   Mr. Garbin is an investment consultant with significant experience as a capital markets and asset management executive.  He has experience in valuation and risk management matters and serves on other mutual fund boards.

Interested Trustees:

Robert M. Arena, Jr.:   Mr. Arena serves as Executive Vice President of Forethought Financial Group and has extensive experience in the financial services industry.  He has served in senior management positions focused in annuity and asset management businesses.

David K. Mullen:   Mr. Mullen serves as Senior Vice President of Forethought Financial Group.  He has significant legal and operational experience in the financial services industry.

Trustees and Officers

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below.  Unless otherwise noted, the address of each Trustee and Officer is c/o Forethought Investment Advisors, LLC, 300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204.

Independent Trustees

Name, Address and Age	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Year of Birth: 1951	Trustee since 2013	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director, Rabobank International (2006-2007)	5	Two Roads Shared Trust (since 2012); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013)
Mitchell E. Appel Year of Birth: 1970	Trustee since 2013	President, Value Line Funds (since 2008); Chief Financial Officer, Value Line, Inc. (from April 2008 to December 2010 and from September 2005 to November 2007); Chief Financial Officer, XTF Asset Management (from 2007 to 2008); Chief Financial Officer, EULAV Asset Management (since April 2008); President, EULAV Asset Management (since 2009); President, EULAV Securities (since 2009)	5	Value Line Funds (since 2010); Value Line Inc. (February 2010 to December 2010); EULAV Asset Management (since 2010)
Joseph E. Breslin Year of Birth: 1953	Trustee since 2013	Consultant to Investment Managers (2009 to Present), Chief Operating Officer, Central Park Credit Holdings, Inc. (2007 to 2009), Chief Operating Officer, Aladdin Capital Management LLC (February 2005 to 2007); Independent Consultant, Independence Community Bank (May 2003 to January 2005)	5	Kinetics Mutual Funds, Inc. (since 2000); Kinetics Portfolios Trust (since 2000); Hatteras Trust (since 2004)

Interested Trustee and Officers of the Trust

Name, Address and Age	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert M. Arena, Jr. Year of Birth: 1968 **	Trustee and President/Chief Executive Officer since 2013	Executive Vice President, Forethought Financial Group, Inc., (since 2013); President, Forethought Variable Insurance Trust 2012 -2013; Director and Co-President, Hartford Securities Distribution Company, Inc. 2010-2012; Executive Vice President, Global Annuity, The Hartford,(September 2010 - December 2012); Executive Vice President, Retail Product Management, The Hartford, (January 2008-September 2010); Senior Vice President, Retail Product Management, The Hartford, (May 2007-January 2008); Vice President, Individual Annuity, Product Management, The Hartford, (January 2006-May 2007)	5	None
David K. Mullen Year of Birth 1966**	Trustee since 2013	Senior Vice President and Chief Administrative Officer. Forethought Financial Group, Inc. (since 2011), Senior Vice President and Assistant General Counsel, Forethought Group, Inc. (2004-2007); Vice President and General Counsel, Forethought Life Insurance Company (2000-2004), Director of Legal Services, Forethought Financial Services, Inc., (1998-2000), Corporate Counsel, Forethought Financial Services, Inc. (1996-1998), Vice President and General Counsel, U.S. Financial Life Insurance Company (1990-1996)	5	Forethought Life Insurance Company, (since 2008), Forethought National Life Insurance Company, (since 2008) and Forethought Financial Services, Inc. (since 2008)
Laura Szalyga Year of Birth: 1978	Treasurer/Chief Financial Officer since 2013	Assistant Vice President, Gemini Fund Services, LLC (since 2011); Assistant Vice President of Fund Administration, BNY Mellon (2004-2011).	N/A	N/A
Sarah M. Patterson Year of Birth: 1976	Secretary/Chief Legal Officer since 2013

Vice President and Assistant General Counsel, Forethought Financial Group, Inc. (since 2013); Assistant Vice President and Assistant General Counsel, The Hartford (2004-2013); Associate, LeBoeuf, Lamb, Greene & MacRae, LLP (2001-2004).

			N/A	N/A
James Ash Year of Birth: 1976	Assistant Secretary since 2013

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Craig Anderson Year of Birth: 1976	Assistant Treasurer since 2013	Senior Vice President, Controller and Chief Accounting Officer, Forethought Financial Group, Inc. (since 2008); Second Vice President, National Life Group (2005-2008)	N/A	N/A
Mary Cavanaugh Year of Birth: 1951	Chief Compliance Officer since 2013

Executive Vice President, Secretary and General Counsel, Forethought Financial Group, Inc.(since 2006); Senior Vice President and Chief Legal Officer, AIG Retirement Services (from 2001 –2006); Executive Vice President and General Counsel, American General Retirement Services (1999-2001).

			N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**Mr. Arena and Mr. Mullen are interested persons of the Trust because they are officers of Forethought Investment Advisers, LLC.

Audit Committee.  The Board has an Audit Committee that consists solely of Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls.  The Audit Committee operates pursuant to an Audit Committee Charter.   Joseph E. Breslin is Chairman of the Audit Committee.  As the Trust is new, during the past fiscal year, the Audit Committee held no meetings.

Nominating and Governance Committee.  The Trust has a Nominating and Governance Committee, which is comprised of the independent members of the Board of Trustees. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.  The Nominating and Governance Committee generally will not consider shareholder nominees.

Valuation Committee.  The Trust has a Valuation Committee, which is comprised of the independent members of the Board of Trustees.  The Valuation Committee’s responsibilities include: (1) approving and revising, as they deem appropriate, procedures used by delegates to value instruments held by each Portfolio; (2) monitoring the application of such procedures and the valuation of each Portfolio’s instruments; and (3)  monitoring and ensuring compliance with the Trust’s and the Board’s obligations with respect to the valuation of the Trust’s assets under the 1940 Act and such procedures.

Compensation of Trustees.  The Trust pays each Independent Trustee $30,000, as well as reimbursement for any reasonable expenses incurred attending Trust meetings, to be paid quarterly.   Each Committee Chairman receives an additional $5,000.  No "interested persons" who serve as a Trustee of the Trust will receive any compensation for their services as Trustee. None of the executive officers receive compensation from the Trust. The table below details the amount of compensation the Trustees are estimated to receive from the Trust during the fiscal year ending December 31, 2013.  The Trust does not have a bonus, profit sharing, deferred compensation, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust*	Total Compensation From Trust and Fund Complex Paid to Trustees
Mark Garbin	$11,637.50	$11,637.50
Mitchell E. Appel	$11,637.50	$11,637.50
Joseph E. Breslin	$11,637.50	$11,637.50
David Mullen	$ 0	$ 0
Robert M. Arena	$ 0	$ 0

* Trustees' fees will be allocated ratably to each Portfolio in the Trust.

Trustees' Ownership of Shares in the Portfolios.  As of the date of this SAI, the Trustees beneficially owned the following amounts in each Portfolio:

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mark Garbin	None	None
Mitchell E. Appel	None	None
Joseph E. Breslin	None	None
David Mullen	None	None
Robert M. Arena	None	None

Management Ownership

Because there were no shares of a Portfolio outstanding as of the date of this SAI, the Trustees and officers, as a group, owned 0.00% of the Portfolios’ outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Portfolio. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

As of the date of this SAI, there were no principal or control shareholders as there were no shares of a Portfolio outstanding.

INVESTMENT ADVISER AND SUB-ADVISERS

Investment Adviser and Advisory Agreement

The Adviser of the Portfolios is Forethought Investment Advisors, LLC (the “Adviser”), located at 300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204.  Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Portfolios (the “Advisory Agreement”), the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Portfolios, manages the operations of the Portfolios. Forethought Financial Group, Inc. (“Forethought Financial”), a Delaware Corporation, owns 100% of the Adviser.

On September 26, 2013, Forethought Financial announced a definitive agreement with Global Atlantic Financial Group (“Global Atlantic”) whereby Global Atlantic will acquire Forethought Financial.  The transaction is expected to close in early 2014, subject to regulatory approval.  The Portfolios’ Board of Trustees met on October 3, 2013 to consider information relating to the transaction and Global Atlantic.  Following its considerations, the Board approved new investment advisory and sub-advisory agreements for the Portfolios that will take effect on the closing of the transaction.  The investment advisory and sub-advisory agreements were also approved by each Portfolio’s initial shareholder.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of each Portfolio in accordance with applicable law and the investment objective, policies and restrictions set forth in the Portfolio’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment advisor to the Portfolios and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Portfolios in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolios, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and  to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.  Notwithstanding the foregoing, the Advisory Agreement provides that the Adviser may engage one or more sub-advisers to make investment decisions on its behalf for all or a portion of a Portfolio..  The Adviser also provides the Portfolios with all necessary office facilities and personnel for servicing the Portfolios’ investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Portfolios or the Adviser performing services relating to research, statistical and investment activities.  The Advisory Agreements were approved by the Board, including by a majority of the Independent Trustees, at meetings held on September 10, 2013 and October 3, 2013.

In addition, the Adviser, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the Portfolios.  These services include providing facilities for maintaining the Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Portfolios; preparing all general shareholder communications and conducting shareholder relations; maintaining the Portfolios’ records and the registration of the Portfolios’ shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Portfolios; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The Adviser will enter into a sub-advisory agreement with Milliman Financial Risk Management LLC (“Milliman”) on behalf of each Portfolio and compensates Milliman out of the investment advisory fees it receives from each of the Portfolios.  Milliman is a wholly owned subsidiary of Milliman, Inc.

The Adviser will also enter into a sub-advisory agreement with Wellington Management on behalf of the FVIT WMC Research Managed Risk Portfolio and compensate Wellington Management out of the investment advisory fees it receives from the FVIT WMC Research Managed Risk Portfolio.  Wellington Management is a Massachusetts limited liability partnership.

The Adviser will utilize a “manager of managers” structure in which the Adviser retains sub-advisers to select investments for the Portfolio. The Portfolio and the adviser have requested that the Securities and Exchange Commission grant an exemptive order (the “Manager of Managers Order”) that would allow the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. The Portfolio and the adviser intend to rely on the Manager of Managers Order, if granted. Until that Manager of Managers Order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers. There is no guarantee that the Manager of Managers Order will be issued.

The following table sets forth the annual management fee rate payable by the Portfolios to the Adviser pursuant to the Advisory Agreement, expressed as a percentage of the Portfolios’ average daily net assets, computed daily and payable monthly:

PORTFOLIOS	TOTAL MANAGEMENT FEE
FVIT American Funds® Managed Risk Portfolio	0.90%
FVIT BlackRock Global Allocation Managed Risk Portfolio	0.90%
FVIT WMC Research Managed Risk Portfolio	0.85%
FVIT Index Managed Risk Portfolio	0.55%
FVIT Select Advisor Managed Risk Portfolio	0.90%

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Trust.  Under the terms of the Advisory Agreement, the Portfolios are responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Portfolios and of pricing the Portfolios’ shares, (d) the charges and expenses of legal counsel and independent accountants for the Portfolios, (e) brokerage commissions and any issue or transfer taxes chargeable to the Portfolios in connection with its securities transactions, (f) all taxes and corporate fees payable by the Portfolios to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Portfolios, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Portfolios and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Portfolios’ registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Portfolios who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business.

   Milliman, with principal offices located at 71 S. Wacker Dr., 31st Floor, Chicago, IL 60606, serves as sub-adviser to the Portfolios.  Subject to the authority of the Portfolios' Board of Trustees and supervision by the Adviser, the sub-adviser is responsible for conducting each Portfolio's hedging program according to each Portfolio's investment objective, policies and restrictions.  The sub-adviser is paid by the Adviser, not the Portfolios.

Wellington Management, with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the FVIT WMC Research Managed Risk Portfolio.  Subject to the authority of the Portfolio’s Board of Trustees and supervision by the Adviser, the sub-adviser is responsible for purchasing securities for the FVIT WMC Research Managed Risk Portfolio according to the Portfolio's investment objective, policies and restrictions.  The sub-adviser is paid by the Adviser, not the Portfolios.

Additional Compensation to Adviser

The Adviser or its affiliates may receive compensation from managers of Underlying Funds for certain administrative, distribution, and/or marketing-related services (“Servicing Payments”).  These Servicing Payments may create a conflict of interest for the Adviser in the selection of Underlying Funds for investment by a Portfolio.  However, the Adviser will address any such conflict by voluntarily reducing the amount of its compensation under its Management Agreement with the Portfolio by the amount of Servicing Payments received from managers of Underlying Funds.  The amount of Servicing Payments is generally based on the average net assets of a Portfolio that are allocated to an Underlying Fund.  The annual amount of Servicing Payments received from a manager to an Underlying Fund is not expected to exceed 0.25% of the average net assets of a Portfolio allocated to an Underlying Fund.

Codes of Ethics

The Trust, Adviser, sub-advisers and distributor each have adopted codes of ethics (the “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Code adopted by the Trust, the Trustees are permitted to invest in securities that may also be purchased by the Portfolios.

In addition, the Trust has adopted a separate code of ethics that applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management.  The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Portfolios; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser for each Portfolio except FVIT WMC Research Managed Risk Portfolio, which delegate proxy voting responsibility to Wellington, subject to the Board’s continuing oversight.  The Policies require that the Adviser or sub-adviser vote proxies received in a manner consistent with the best interests of the Portfolios and their shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted on behalf of the Portfolios, including a report on the resolution of all proxies identified as involving a conflict of interest. A copy of the Adviser's and Wellington’s proxy voting policies is attached hereto as Appendix B.

Notwithstanding the foregoing, each Portfolio (or the Adviser acting on behalf of the Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

More information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Portfolios at 1-877-881-7735 and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov and will be sent within three business days of receipt of a request.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

Pursuant to a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) which was approved on September 10, 2013 by the Board of Trustees, the Portfolios are authorized to pay the participating insurance company and other intermediaries, compensation for distribution and shareholder services.  The Plan permits the Portfolios to pay compensation for account maintenance, shareholder services, distribution, sales and promotional activities at the annual rate of up to 0.25% of each Portfolio’s average net assets.  Such fees are to be paid by the Portfolios monthly, or at such other intervals as the Board shall determine.  Such fees shall be based upon the  relevant Portfolio’s average daily net assets during the preceding month, and shall be calculated and accrued daily.  The participating insurance company and other intermediaries shall use such fee, among other things, to pay interest and principal where such payments have been financed.   The Plan may provide the following potential benefits to the Portfolios: shareholder servicing, the potential to increase assets and possibly benefit from economies of scale and the potential to avoid a decrease in assets and portfolio liquidations through redemption activity.

The Trust is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The initial term of the Plan is one year and it will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan.  The Plan may be terminated at any time by the Trust or a Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of that Portfolio. The Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Plan may not be amended to increase materially the amount paid by the Portfolios, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Portfolios (as defined in the 1940 Act).  All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan.  During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees.  The Trust will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the  Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Portfolios at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Portfolios; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

PORTFOLIO MANAGERS

Eric Todd, Cameron Jeffreys and Adam Schenck are the portfolio managers of each Portfolio, and are responsible for the day-to-day management of the Portfolios.  In addition to Messrs Todd, Jeffreys and Schenck, Cheryl Duckworth, Mark Mandel, Michael Stack and Glen Goldman are portfolio managers and are responsible for the day-to-day management of the FVIT WMC Research Managed Risk Portfolio only.  As of September 30, 2013,each portfolio manager was responsible for the management of the following types of accounts:

Forethought Investment Advisors, LLC
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Eric Todd
Registered Investment Cos.	0	N/.A	0	N/.A
Other Pooled Investment Vehicles	0	N/.A	0	N/.A
Other Accounts	0	N/.A	0	N/.A
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Cameron Jeffreys
Registered Investment Cos.	0	N/.A	0	N/.A
Other Pooled Investment Vehicles	0	N/.A	0	N/.A
Other Accounts	0	N/.A	0	N/.A
Milliman
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Adam Schenck
Registered Investment Cos.	10	$2.8 billion	N/A	N/A
Other Pooled Investment Vehicles	2	$162.1 million	N/A	N/A
Other Accounts	6	$1.4 billion	N/A	N/A
Wellington Management
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Cheryl Duckworth
Registered Investment Cos.	5	$445.7 million	1	$47.6 million
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Mark Mandel
Registered Investment Cos.	2	$151.2 million	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Michael Stack
Registered Investment Cos.	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	63	$21.5 billion	0	N/A
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Glen Goldman
Registered Investment Cos.	9	$51.8 billion	3	$48.2 billion
Other Pooled Investment Vehicles	14	$603.7 million	2	$17.6 million
Other Accounts	31	$1.1 billion	0	N/A

Conflicts of Interest

Forethought Investment Advisors, LLC

The Adviser has not identified any material conflicts between the Portfolios and other accounts managed by the Adviser and portfolio managers.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolios and other accounts because the portfolio managers manage other accounts. The management of the Portfolios and other accounts may result in unequal time and attention being devoted to the Portfolios and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Portfolios, whereby the portfolio managers could favor one account over another. Further, a potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Portfolios’ trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the Portfolios. These potential conflicts of interest could create the appearance that the portfolio managers are favoring one investment vehicle over another.

Milliman

The sub-advisers have not identified any material conflicts between the Portfolios and other accounts managed by the sub-advisers and portfolio managers.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolios and other accounts because the portfolio managers manage other accounts. The management of the Portfolios and other accounts may result in unequal time and attention being devoted to the Portfolios and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Portfolios, whereby the portfolio managers could favor one account over another. Further, a potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Portfolios’ trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the Portfolios. These potential conflicts of interest could create the appearance that the portfolio managers are favoring one investment vehicle over another.

Wellington Management

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The FVIT WMC Research Managed Risk Portfolio’s (the “Portfolio” for this section only) managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolio (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Portfolio. The Investment Professionals make investment decisions for each account, including the Portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Portfolio.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Portfolio, or make investment decisions that are similar to those made for the Portfolio, both of which have the potential to adversely impact the Portfolio depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the Portfolio and one or more other accounts at or about the same time.  In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Portfolio. Ms. Duckworth and Mr. Goldman also manage accounts which pay performance allocations to Wellington Management or its affiliates.  Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation

Forethought Investment Advisors, LLC

The compensation package for Mr. Todd and Mr. Jeffreys consists of three components, which are fixed salary, cash bonus, and equity participation in Forethought Financial Group, Inc. (“FFG”), the parent company of the Adviser.  The equity participation in FFG is awarded in the form of common stock, restricted stock, and stock options.  The cash bonus and equity participation awards are based on a number of quantitative and qualitative measures of performance.

Milliman

Mr. Schenck is paid a salary and a discretionary bonus.

Wellington Management

                Wellington Management receives a fee based on the assets under management of the FVIT WMC Research Managed Risk Portfolio’s (the “Portfolio” for this section only) as set forth in the Investment Subadvisory Agreement between Wellington Management and Forethought Investment Advisors, LLC on behalf of the Portfolio.  Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Portfolio. The following information is as of June 30, 2013.

                Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolio (the “Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. The base salary for the other Investment Professional is determined by the Investment Professional’s experience and performance in his role as an Investment Professional. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Portfolio and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the Portfolio is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in a five-year performance comparison period.  Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees.

                Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations.  Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors.  Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.  Ms. Duckworth and Messrs. Mandel and Stack are partners of the firm.

Portfolio	Benchmark Index and/or Peer Group for Incentive Period
FVIT WMC Research Managed Risk Portfolio	US Research Equity sleeve – S&P 500 Index Core Bond sleeve – Barclays Aggregate Index

Ownership of Securities

Since the Portfolios are newly organized, the portfolio managers do not own shares of the Portfolios as of the date of this SAI.

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Portfolios are made by the portfolio managers who are employed by the Adviser or a Sub-Adviser.  The Adviser and Sub-advisers are authorized by the Trustees to allocate the orders placed by them on behalf of the Portfolios to brokers or dealers who may, but need not, provide research or statistical material or other services to the Portfolios, the Adviser or a Sub-Adviser for the Portfolios’ use.  Such allocation is to be in such amounts and proportions as the Adviser or a Sub-Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

·

the best net price available;

·

the reliability, integrity and financial condition of the broker or dealer;

·

the size of and difficulty in executing the order; and

·

the value of the expected contribution of the broker or dealer to the investment performance of the Portfolios on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Portfolios may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser or a Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Portfolios. In allocating portfolio brokerage, the Adviser or a Sub-Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Portfolios transactions may primarily benefit accounts other than the Portfolios’, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolios.

PORTFOLIO TURNOVER

 Each Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of a Portfolio’s portfolio securities were replaced once within a one-year period.  As the Portfolios are new and have no shares outstanding, they do not have portfolio turnover rates at this time.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC ("GFS"), which has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Portfolios pursuant to a Fund Services Agreement (the "Agreement") with the Portfolios and subject to the supervision of the Board.  GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Portfolios. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on September 10, 2013 and will remain in effect for three years from the applicable effective date for each Portfolio, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  The Agreement is terminable by the Board or GFS on 90 days' written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including:  (1) monitoring the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitoring each Portfolio's holdings and operations for post-trade compliance with the Portfolio's registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attend and participate in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) preparing and maintaining the Trust's operating expense budget to determine proper expense accruals to be charged to each Portfolio to calculate its daily net asset value; (9) assist in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust's Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinating the Trust's audits and examinations by assisting each Portfolio's independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitoring sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Portfolios; (14) preparing, or causing to be prepared, expense and financial reports; (15) preparing authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting each Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

 GFS also provides the Portfolios with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Portfolio's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolios' custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolios.

  GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolios pursuant to the Agreement. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

 The Portfolios pay Gemini Fund Services, LLC, on a monthly basis, an annual fee equal to  0.15% on the first $500 million of net assets, 0.10% on the next $1.5 billion of net assets, 0.07% on the next $2 billion of net assets, 0.05% on the next $3 billion of net assets, 0.04 on the next $3 billion of net assets and 0.03% on net assets greater than $10 billion of the Portfolios’ average daily net assets, subject to an annual fee of $600,000, for all other ordinary operating expenses which include: costs incurred in connection with the maintenance of securities law registration, printing and mailing Prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings.  Certain extraordinary expenses such as expenses incurred in connection with any merger, reorganization or litigation would be borne by the Portfolios.

  Custodian

JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, NY 10017 (the “Custodian”) serves as the custodian of the Portfolios’ assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Portfolios.  The Custodian’s responsibilities include safeguarding and controlling the Portfolios’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolios’ investments.  Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser.  The Portfolios may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Distributor

Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA. The offering of the Portfolio's shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Portfolio shares, will use its best efforts to distribute the Portfolios’ shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by a vote of the majority of the outstanding shares or (a) the Board and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Portfolios at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of a Portfolio on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Portfolios. The Underwriting Agreement will automatically terminate in the event of its assignment.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees.  Cumulative voting is not authorized for the Trust.  This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series.  Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Portfolios.  All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program is written and has been approved by the Portfolios’ Board of Trustees.  The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Transfer Agent and the participating insurance company and other intermediaries have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "How Shares are Priced," the net asset value ("NAV") of  each Portfolio’s shares is determined by dividing the total value of a Portfolio's investments and other assets, less any liabilities, by the total number of shares outstanding of a Portfolio.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value.  Market value is generally determined on the basis of last reported sales prices, or if no sales are reported at the mean between the current bid and ask prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices.  Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices.  Short-term investments having a maturity of 60 days or less may be are generally valued at amortized cost.  Exchange traded options are valued at the last quoted sales prices or at the mean between the current bid and ask prices; exchange traded futures and options on futures are valued at the settlement price determined by the exchange.  Shares of Underlying Funds are valued at their respective net asset values on the day of valuation.  Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or as determined in good faith by the Board of Trustees or persons acting at their discretion.  As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolios normally use pricing data for domestic equity securities received shortly after the NYSE closes, usually 4:00 p.m. Eastern time (“NYSE Close”), and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities.  Information that becomes known to the Portfolios or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolios may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one of more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.   No member of the fair value team selects or assists in selecting a Portfolio’s investments. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one of more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the opinion of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commisisons; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; and (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Standards For Fair Value Determinations.  As a general principle, the fair value of a security is the amount that a Portfolio might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures ("ASC 820"). In accordance with ASC 820, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of each Portfolio's investments relating to ASC 820.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Portfolio with respect to the valuation of the security; (v) whether the same or similar securities are held by other Portfolios managed by the adviser (or sub-adviser) or other Portfolios and the method used to price the security in those Portfolios; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

Board of Trustees Determination.  The Board of Trustees meets at least quarterly to consider the valuations provided by fair value team and review valuations for the applicable securities. The Board of Trustees considers the reports provided by the fair value team, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the New York Stock Exchange will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Portfolios in good order prior to the NYSE Close on each day that the NYSE is open for trading are priced at the NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the NYSE Close, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV per share.

Redemption of Shares

The Portfolios will redeem all or any portion of a shareholder's shares of the Portfolios when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)  when the NYSE is closed, other than customary weekend and holiday closings;

(b)  when trading on that exchange is restricted for any reason;

(c)  when an emergency exists as a result of which disposal by the Portfolios of securities owned by it is not reasonably practicable or it is not reasonably   practicable for the Portfolios fairly to determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)  when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in a Portfolio.

The Portfolios  intend to elect and continue to qualify  as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), , which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau.  By so qualifying, the Portfolios should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolios will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryover  of the Portfolios which  may be carried forward indefinitely and retain the character of the original loss.

   To be treated as a regulated investment company under Subchapter M of the Code, the Portfolios must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolios’ assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolios’ assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolios control and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Portfolios fail to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolios would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.

The Portfolios are subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolios’ ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolios during the preceding calendar year. Under ordinary circumstances, the Portfolios expect to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable annuity contracts. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner.  Depending on the variable annuity contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax.  Investors should review the prospectus for their variable contracts and consult with competent tax advisors for a more complete discussion of and more information on possible tax consequences in a particular situation.

Additional Diversification Requirement -- In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable annuity contracts held in the Portfolios.  The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable annuity contract as such would result in immediate imposition of federal income tax on variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

The Portfolios intend to comply, and continue to comply, with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts.  This requirement places certain limitations on the assets of each insurance company separate account, and, because section 817(h) and those regulations treat the assets of the Portfolios as assets of the related separate account, of the Portfolios, that may be invested in securities of a single issuer.  Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Portfolios may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. Government Securities and securities of other registered investment companies.  Failure of the Portfolios to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by the Portfolios for the purpose of meeting the diversification test if the Portfolios meet certain requirements.  The Portfolios will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolios’ assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolios.

The above discussion of the federal income tax treatment of the Portfolios assumes that all the insurance company accounts holding shares of the Portfolios are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code.  Additional tax consequences may apply to holders of variable contracts investing in a Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Portfolios have selected McGladrey LLP, located at 555 Seventeenth Street, Suite 1000, Denver, Colorado 80202, as its independent registered public accounting firm for the current fiscal year. The firm provides services including (1) audit of annual financial statements, (2) tax return preparation and review, and (3) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Dechert LLP, located at One International Place, 40th Floor, 100 Oliver Street, Boston, MA 02110 serves as the Trust's legal counsel.

FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareholder of FVIT WMC Research Managed Risk Portfolio

We have audited the accompanying statement of assets and liabilities of WMC Research Managed Risk Portfolio (the Portfolio) as of September 20, 2013, and the related statement of operations for the period from June 17, 2013 (date of organization) to September 20, 2013.  These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of cash held as of September 20, 2013, by correspondence with the custodian.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of WMC Research Managed Risk Portfolio as of September 20,2013 and the results of its operations for the period from June 17, 2013 (date of organization) to September 20, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ McGladrey LLP

Denver, Colorado

October 17, 2013

FVIT WMC RESEARCH MANAGED RISK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

September 20, 2013

ASSETS
Cash	$100,000
Deferred Offering Costs	12,070

Total Assets	112,070

LIABILITIES
Payable to Advisor for Offering Costs	3,736
Payable to Administrator for Offering Costs	8,334

Total Liabilities	12,070

NET ASSETS	$100,000

At September 20, 2013 the components of net assets were as follows:
Paid-in capital	$100,000

Shares of beneficial interest outstanding,
unlimited shares authorized without par value	10,000

Net asset value per share	$10.00

Sees notes to financial statements.

FVIT WMC RESEARCH MANAGED RISK PORTFOLIO

STATEMENT OF OPERATIONS

For the period from June 17, 2013 (date of organization) to September 20, 2013

INVESTMENT INCOME	$ -

EXPENSES
Organizational expenses	36,394
Less: Reimbursement from Advisor	(11,264)
Less: Reimbursement from Administrator	(25,130)

NET EXPENSES	-

NET INVESTMENT INCOME	$ -

Sees notes to financial statements.

FVIT WMC RESEARCH MANAGED RISK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

September 20, 2013

(1)

ORGANIZATION

FVIT WMC Research Managed Risk Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.  The Portfolio’s Investment Advisor is Forethought Investment Advisors, LLC (the “Advisor”).

The investment objective of the Portfolio is to provide income and capital appreciation while seeking to manage volatility.

The Portfolio was organized as a statutory trust on June 17, 2013 (date of organization), under the laws of the State of Delaware. The Advisor purchased the initial shares at $10.00 per share on September 20, 2013. The Portfolio has not yet commenced operations.

(2)

SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The following is a summary of significant accounting policies used in preparing the financial statements.

Organizational and Deferred Offering Costs

A portion of the costs incurred by the Portfolio in connection with its organization have been advanced by the Advisor. The costs paid by the Advisor are subject to recoupment as described in Note 3.  The remaining costs incurred have been advanced by the Administrator and are not subject to recoupment. Organizational costs were charged to expenses as incurred.  Offering costs incurred by the Portfolio are treated as deferred charges until operations commence and thereafter will be amortized over a 12 month period using the straight line method.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Federal Income Taxes

The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

FVIT WMC RESEARCH MANAGED RISK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

September 20, 2013

Indemnification

The Portfolio indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Portfolio.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

 (3)   INVESTMENT ADVISORY AND AFFILIATES

As compensation for its administrative and management services, the Portfolio will pay to the Advisor a monthly advisory fee at an annual rate of 0.85% of its average daily net assets to be accrued daily and paid monthly.

The Advisor, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Portfolio, until the Board approves its modification or termination to ensure that Net Annual Operating Expenses (including organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired portfolio fees and expenses and extraordinary expenses) will not exceed 1.20% of the Portfolio’s average daily net assets.  The Agreement will allow the Advisor to recover amounts previously reimbursed for operating expenses to the Portfolio to the extent that the Portfolio’s expense ratio falls below the above indicated expense limitation.  The amount that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation.   Under such agreement, the Advisor can only recover such amounts for a period of up to three years subsequent to December 31, 2013, the Portfolio’s first fiscal year end.  As of September 20, 2013, the amount recoverable by the Advisor under the Agreement was $11,264.

Pursuant to the terms of an administrative servicing agreement with Gemini Fund Services, LLC (“GFS”), the Portfolio will pay to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated daily and based on the Portfolio’s average net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses and Custody Fees. The approved entities may be affiliates of GFS. As of September 20, 2013, the Administrator incurred $25,130 of expenses on behalf of the Portfolio.

Northern Lights Distributors, LLC (the "Distributor") is serving as the Portfolio's principal underwriter and acts as the distributor of the Portfolio's shares on a best efforts basis, subject to various conditions.

  FVIT WMC RESEARCH MANAGED RISK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

September 20, 2013

 (4)   SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements other than the following:

On September 26, 2013, Forethought Financial announced a definitive agreement with Global Atlantic Financial Group (“Global Atlantic”) whereby Global Atlantic will acquire Forethought Financial. The transaction is expected to close in early 2014, subject to regulatory approval. The Portfolios’ Board of Trustees met on October 3, 2013 to consider information relating to the transaction and Global Atlantic. Following its considerations, the Board approved new investment advisory and sub-advisory agreements for the Portfolios that will take effect on the closing of the transaction. The investment advisory and sub-advisory agreements were also approved by each Portfolio’s initial shareholder.

APPENDIX A

DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group. A Standard & Poor's corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.   Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.   Nature of and provisions of the obligation.

3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

 AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

 A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

 BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

 BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

 BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

 BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

 B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

 CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

 CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

 C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

 C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

 D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service, Inc. A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly Managed Risk nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

 B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

 Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

 Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

 C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service LLP.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

·

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

·

SP-2 Satisfactory capacity to pay principal and interest.

·

SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

·

MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

·

MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

·

MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

·

MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service LLP.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(i)

Registrant's Agreement and Declaration of Trust previously filed on July 9, 2013 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(ii)

Registrant's Certificate of Trust previously filed on July 9, 2013 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

.

(b) By-Laws. Registrant's By-Laws previously filed on July 9, 2013 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)

Management Agreement for the FVIT Portfolios is filed herewith. Revised Management Agreement for the FVIT Portfolios is filed herewith. ..

(ii)

Sub-Advisory Agreement between Forethought Investment Advisors, LLC and Milliman Financial Risk Management LLC for the FVIT Portfolios is filed herewith ..

(iii)

Sub-Advisory Agreement between Forethought Investment Advisors, LLC and Wellington Management Company, LLP for the FVIT WMC Research Managed Risk Portfolio is filed herewith ..

(e) Underwriting Contracts. Underwriting Agreement is filed herewith ..

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Custody Agreement is filed herewith ..

(h) Other Material Contracts. Fund Services Agreement is filed herewith ..

(i) Legal Opinion. Legal Opinion and Consent of Dechert LLP is filed herewith ..

(j) Other Opinions. Consent of Independent Registered Public Accounting Firm is filed herewith ..

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor will be filed by subsequent amendment.

(m) Rule 12b-1 Plans. Plan of Distribution Pursuant to Rule 12b-1 is filed herewith ..

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics.

(i) Code of Ethics for the Trust is filed herewith ..

(ii) Code of Ethics for Forethought Investment Advisors, LLC is filed herewith ..

(iii) Code of Ethics for Wellington Management Company, LLP is filed herewith ..

(iv)

Code of Ethics for Milliman Financial Risk Management LLC is filed herewith ..

(v)

Code of Ethics for Northern Lights Distributors , LLC is filed herewith ..

(q) Powers of Attorney. Power of Attorney for the Trust, and a certificate with respect thereto, and each trustee and principal executive and financial officer, is filed herewith ..

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust, Section 8 of the Underwriting Agreement, Section 9 of the Management Agreement, Section 7.1 of the Custody Agreement, and Section 4 of the Fund Services Agreement.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Advisor and Sub-Advisor.

Besides serving as investment adviser to the Registrant and other client accounts, FIA located at 300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204 is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.  Information regarding the business, profession, vocation, or employment of a substantial nature of Forethought Variable Insurance Trust’s trustees and officers is hereby incorporated by reference to the information contained in the SAI and Part 1 of FIA’s Form ADV, file number 801-78132, as filed with the SEC.

Item 32. Principal Underwriter.

(a) Northern Lights Distributors, LLC (“NLD”), , the principal underwriter to the Trust also acts as principal underwriter for the following investment companies: AdvisorOne Funds, AmericaFirst Quantitative Funds, Arrow Investments Trust, Compass EMP Funds Trust, Copeland Trust, Dominion Funds, Inc., Equinox Funds Trust, GL Beyond Income Fund, Miller Investment Trust, Mutual Fund Series Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights ETF Fund Trust, Northern Lights Variable Trust, OCM Mutual Fund, Roge Partners Funds, Resource Real Estate Diversified Income Fund, The DMS Funds, The Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Total Income+ Real Estate Fund, Tributary Funds, Inc., Two Roads Shared Trust and Vertical Capital Income Fund.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130 .. To the best of Registrant’s knowledge, the following are the members and officers of NLD :

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	Manager, CEO, Secretary	None
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Sub-Advisers, Principal Underwriter, Administrator and Custodian at the addresses stated in the SAI.

Item 34. Management Services. Not applicable.

Item 35. Undertakings.  Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Simsbury, State of Connecticut, on the 17th day of October , 2013.

Forethought Variable Insurance Trust

By: /s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
/s/ Robert M. Arena, Jr. Robert M. Arena, Jr.	Trustee and President (Principal Executive Officer)	October 17, 2013
/s/ Laura Szalyga Laura Szalyga	Treasurer (Principal Financial Officer)	October 17, 2013
Joseph Breslin*	Trustee	October 17, 2013
Mark Garbin*	Trustee	October 17, 2013
Mitchell E. Appel*	Trustee	October 17, 2013
David Mullen*	Trustee	October 17, 2013

By:

Date:

/s/ Robert M. Arena, Jr.. .

October 17, 2013

Robert M, Arena, Jr., Attorney-in-Fact – Pursuant to Powers of Attorney that are filed herewith.

Exhibit Index

Management Agreement for the FVIT Portfolios	EX-99.28(d)(vi)
Revised Management Agreement for the FVIT Portfolios	EX-99.28(d)(vi)
Sub-Advisory Agreement between Forethought Investment Advisors, LLC and Milliman Financial Risk Management LLC for the FVIT Portfolios	EX-99.28(a)(vii)
Sub-Advisory Agreement between Forethought Investment Advisors, LLC and Wellington Management Company, LLP for the FVIT WMC Research Managed Risk Portfolio	EX-99.28(d)(viii)
Underwriting Agreement	EX-99.28(e)
Custody Agreement	EX-99.28(g)
Fund Services Agreement	EX-99.28(h)
Legal Opinion and Consent of Dechert LLP	EX-99.28(i)
Consent of Independent Registered Public Accounting Firm	EX-99.28(j)
Plan of Distribution Pursuant to Rule 12b-1	EX-99.28(m)
Code of Ethics for the Trust	EX-99.28(p)(i)
Code of Ethics for Forethought Investment Advisors, LLC	EX-99.28(p)(ii)
Code of Ethics for Wellington Management Company, LLP	EX-99.28(p)(iii)
Code of Ethics for Milliman Financial Risk Management LLC	EX-99.28(p)(iv)
Code of Ethics for Northern Lights Distributors, LLC	EX-99.28(p)(v)
Power of Attorney for the Trust, and a certificate with respect thereto, and each trustee and principal executive and financial officer	EX-99.28(q)